UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund:	BlackRock Liquidity Funds
California Money Fund
Federal Trust Fund
FedFund
MuniCash
MuniFund
New York Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Liquidity Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

Schedule of Investments As of January 31, 2008 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit — 43.8%
Domestic — 4.3%
Chase Bank USA N.A. (A-1+, P-1)
5.13%, 4/15/08	$335,000	$335,000,000
5.13%, 4/16/08	425,000	425,000,000
4.70%, 5/07/08	825,000	825,000,000
Citibank N.A. (A-1+, P-1)
5.15%, 2/29/08	495,500	495,500,000
4.31%, 4/09/08	200,000	200,000,000
State Street Bank & Trust Co. (A-1+, P-1)
4.89%, 3/17/08	100,000	100,000,000
Wachovia Bank N.A. (A-1+, P-1)
5.32%, 2/06/08	269,100	269,100,000

		2,649,600,000

Yankee — 39.5%
Banco Bilbao Vizcaya Argentaria S.A., New York (A-1+, P-1)
5.07%, 4/02/08(b)(c)	190,000	190,001,569
4.62%, 4/04/08(b)(c)	100,000	100,000,000
4.58%, 4/07/08(b)(c)	165,500	165,500,000
4.55%, 4/08/08(b)(c)	175,000	175,016,102
3.15%, 4/24/08(b)(c)	150,000	150,000,000
3.16%, 4/28/08(b)(c)	126,000	126,012,087
5.42%, 6/12/08(b)(c)	41,435	41,492,681
4.55%, 7/07/08(b)(c)	200,000	200,000,000
Bank of Ireland, Stamford (A-1, P-1)
5.35%, 2/15/08(c)	59,850	59,850,000
Bank of Montreal, Chicago (A-1, P-1)
4.38%, 2/08/08(c)	408,755	408,755,000
4.42%, 4/08/08(c)	408,755	408,755,000
4.87%, 6/02/08(c)	220,270	220,270,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.10%, 2/27/08(c)	956,419	956,419,000
4.83%, 3/27/08(c)	350,000	350,000,000
3.14%, 4/24/08(c)	400,000	400,000,000
4.80%, 6/05/08(c)	661,085	661,085,000
4.50%, 7/03/08(c)	702,860	702,860,000
4.26%, 7/09/08(c)	50,000	50,092,977
Barclays Bank Plc, New York (A-1+, P-1)
4.60%, 4/03/08(c)	860,000	860,000,000
4.40%, 4/08/08(c)	775,000	775,000,000
3.15%, 4/24/08(c)	700,000	700,000,000
Canadian Imperial Bank of Commerce, New York (A-1, P-1)
5.28%, 2/07/08(c)	125,895	125,895,000
5.09%, 4/01/08(c)	570,860	570,860,000
4.87%, 6/10/08(c)	508,360	508,360,000
DEPFA Bank Plc, New York (A-1+, P-1)
4.37%, 4/09/08(c)	420,000	420,000,000
4.30%, 4/14/08(c)	417,000	417,000,000
Deutsche Bank AG, New York (A-1+, P-1)
5.39%, 3/11/08(c)	365,020	365,020,000
Fortis Bank, New York (A-1+, P-1)
4.75%, 2/04/08(c)	350,000	350,000,000
4.37%, 2/07/08(c)	800,000	800,000,000
5.28%, 2/07/08(c)	303,855	303,855,000
5.28%, 2/07/08(c)	303,855	303,855,247
5.30%, 2/11/08(c)	410,000	410,000,000
Lloyds Bank Plc, New York (A-1+, P-1)
4.80%, 2/01/08(c)	200,000	200,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
4.42%, 2/08/08(c)	515,300	515,300,000
4.31%, 2/11/08(c)	100,000	100,000,000
4.42%, 2/11/08(c)	327,005	327,005,000
4.42%, 2/12/08(c)	400,000	400,000,000
Natixis, New York (A-1+, P-1)
4.75%, 2/04/08(c)	800,000	800,000,000
5.42%, 7/10/08(c)	142,995	143,230,739
Nordea Bank Finland Plc, New York (A-1+, P-1)
5.31%, 2/15/08(c)	99,745	99,745,189
4.91%, 6/23/08(c)	153,965	153,970,894
4.82%, 10/22/08(c)	34,000	34,023,792
Rabobank Nederland N.V., New York (A-1+, P-1)
3.10%, 3/03/08(c)	601,605	601,605,000
Royal Bank of Scotland Plc, New York (A-1+, P-1)
4.93%, 2/25/08(c)	283,000	283,000,000
5.20%, 3/04/08(c)	75,000	75,000,000
4.99%, 3/18/08(c)	400,000	400,000,000
3.27%, 3/25/08(c)	700,555	700,555,000
4.83%, 4/01/08(c)(d)	522,000	522,000,000
3.51%, 4/24/08(c)	95,000	95,077,868
4.70%, 5/01/08(c)	350,000	349,771,449
4.39%, 7/07/08(c)	500,000	500,000,000
3.07%, 7/31/08(c)	407,000	407,000,000
Skandinaviska Enskilda Banken AB, New York (A-1, P-1)
5.37%, 3/17/08(c)	211,000	211,000,000
5.05%, 3/20/08(c)	150,000	150,000,000
Societe Generale, New York (A-1+, P-1)
4.75%, 2/28/08(b)(c)	300,000	300,000,000
4.76%, 3/03/08(b)(c)	400,000	400,000,000
4.95%, 3/20/08(b)(c)	250,000	250,000,000
4.80%, 3/28/08(b)(c)	100,000	100,000,000
Sumitomo Mitsui Bank, New York (A-1, P-1)
4.42%, 2/13/08(c)	327,000	327,000,000
Svenska Handelsbanken AB, New York (A-1+, P-1)
5.27%, 2/07/08(c)	278,625	278,625,000
4.14%, 3/17/08(c)	254,000	254,000,000
3.86%, 4/16/08(c)	328,000	328,006,766
4.86%, 6/10/08(c)	228,925	228,925,000
Toronto Dominion Bank, New York (A-1+, P-1)
5.02%, 3/12/08(c)	80,000	80,001,756
5.02%, 3/14/08(c)	108,000	108,000,000
5.02%, 3/20/08(c)	90,000	89,999,954
4.86%, 5/28/08(c)	250,000	250,003,964
4.86%, 5/30/08(c)	69,450	69,450,000
4.85%, 6/06/08(c)	508,490	508,490,000
4.52%, 7/07/08(c)	405,000	405,000,000
UBS AG, Stamford (A-1+, P-1)
5.20%, 2/04/08(c)	207,000	207,003,154
4.25%, 5/09/08(c)	700,000	700,000,000
4.90%, 6/04/08(c)	165,170	165,170,000
Unicredito Italiano Bank, New York (A-1, P-1)
5.38%, 3/20/08(b)(c)	255,000	255,001,655

		24,648,916,843

TOTAL CERTIFICATES OF DEPOSIT
(Cost $27,298,516,843)		27,298,516,843

JANUARY 31, 2008	1

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper — 38.4%
Asset Backed Securities — 24.3%
Amstel Funding Corp. (A-1+, P-1)
5.30%, 3/17/08	$166,300	$165,198,262
3.30%, 4/25/08	141,199	140,111,768
3.21%, 4/28/08	82,250	81,611,946
3.30%, 4/28/08	93,041	92,298,998
3.26%, 5/05/08	147,545	146,289,064
Amsterdam Funding Corp. (A-1, P-1)
3.45%, 2/25/08	124,225	123,939,282
3.37%, 3/03/08	138,475	138,073,153
3.98%, 3/05/08	119,450	119,014,207
3.98%, 3/06/08	152,400	151,827,145
3.90%, 4/03/08	48,000	47,677,600
Atlantic Asset Securitization Corp. (A-1, P-1)
4.34%, 2/11/08	255,904	255,595,494
Atlantis One Funding Corp. (A-1+, P-1)
4.40%, 2/08/08	391,000	390,665,478
3.42%, 2/25/08	200,000	199,544,000
3.22%, 4/28/08	197,000	195,467,012
Barton Capital LLC (A-1+, P-1)
4.52%, 3/06/08	84,685	84,323,489
4.60%, 3/07/08	183,939	183,116,384
Cafco LLC (A-1+, P-1)
5.05%, 2/04/08	135,000	134,943,187
4.50%, 2/07/08	122,965	122,859,660
5.60%, 3/04/08	146,210	145,482,199
5.07%, 3/11/08	200,000	198,901,500
5.07%, 3/14/08	47,500	47,219,038
3.88%, 4/09/08	100,000	99,267,111
3.90%, 4/11/08	50,000	49,620,833
Cancara Asset Securitisation LLC (A-1+, P-1)
4.30%, 2/15/08	183,350	183,043,398
4.66%, 3/05/08	355,000	353,483,558
4.68%, 3/07/08	202,605	201,683,147
Chariot Funding LLC (A-1, P-1)
5.32%, 2/15/08	162,000	161,664,840
3.60%, 2/19/08	60,000	59,892,000
3.60%, 2/20/08	308,583	307,996,692
4.97%, 3/20/08	100,000	99,337,333
Charta Corp. (A-1, P-1)
4.40%, 2/07/08	122,650	122,560,057
5.14%, 2/07/08	48,750	48,708,238
4.40%, 2/08/08	93,600	93,519,920
5.14%, 2/08/08	78,900	78,821,144
4.53%, 3/04/08	158,035	157,398,646
4.35%, 3/27/08	100,000	99,335,417
3.90%, 4/11/08	160,000	158,786,667
Ciesco LLC (A-1+, P-1)
5.14%, 2/07/08	46,400	46,360,251
4.52%, 2/28/08	162,085	161,535,532
5.60%, 3/04/08	152,550	151,790,640
3.90%, 4/11/08	100,000	99,241,667
Clipper Receivables Co. LLC (A-1, P-1)
4.13%, 2/14/08	325,800	325,314,106
Concord Minutemen Capital Co. LLC, Series A (A-1, P-1)
5.90%, 2/04/08	56,900	56,872,024
3.65%, 2/22/08(e)	324,850	324,158,340
3.54%, 3/04/08	400,000	398,741,333
CRC Funding LLC (A-1+, P-1)
5.14%, 2/07/08	102,100	102,012,534
5.41%, 2/26/08	220,000	219,173,472
5.07%, 3/14/08	53,650	53,332,660
3.90%, 4/11/08	155,000	153,824,583
3.33%, 4/24/08	90,000	89,309,025
Fairway Finance Co. LLC (A-1, P-1)
3.52%, 2/21/08	116,345	116,117,481
3.52%, 2/22/08	174,520	174,161,652
Falcon Asset Securitization Corp. (A-1, P-1)
4.60%, 2/05/08	101,472	101,420,137
4.80%, 2/08/08	42,000	41,960,800
4.10%, 2/13/08	51,177	51,107,058
5.02%, 2/20/08	369,654	368,951,657
Grampian Funding LLC (A-1+, P-1)
4.63%, 3/05/08	238,950	237,935,856
4.48%, 3/10/08	788,750	785,015,926
4.27%, 3/14/08	300,000	298,505,500
Jupiter Securitization Co. LLC (A-1, P-1)
4.10%, 2/14/08	201,990	201,690,943
Kitty Hawk Funding Corp. (A-1+, P-1)
4.90%, 2/14/08	90,000	89,840,750
5.00%, 3/05/08	162,000	161,257,500
Lexington Parker Capital Co. (A-1, P-1)
5.65%, 2/11/08	93,600	93,453,100
3.52%, 3/18/08	261,770	260,592,617
Liberty Street Funding LLC (A-1, P-1)
4.44%, 2/12/08	82,000	81,888,753
4.12%, 2/29/08	46,425	46,276,234
3.70%, 3/17/08	32,000	31,852,000
3.37%, 3/28/08	166,850	165,975,335
Mont Blanc Capital Corp. (A-1+, P-1)
3.51%, 2/26/08	60,997	60,848,320
3.37%, 3/17/08	92,177	91,788,704
Old Line Funding Corp. (A-1+, P-1)
5.02%, 2/04/08	129,066	129,012,007
4.30%, 2/14/08	50,000	49,922,361
5.07%, 2/19/08	76,275	76,081,643
Palisades CP Program (A-1, P-1)
3.49%, 2/28/08	258,250	257,574,031
3.80%, 2/28/08	82,515	82,279,832
Park Avenue Receivables Co. LLC (A-1, P-1)
4.10%, 2/11/08	147,125	146,957,441
4.10%, 2/14/08	135,000	134,790,862
3.60%, 2/20/08	390,000	389,259,000
4.65%, 3/19/08	23,000	22,860,371
3.35%, 3/24/08	88,015	87,589,105
Ranger Funding Co. LLC (A-1+, P-1)
4.98%, 2/19/08	113,000	112,718,630
3.60%, 2/20/08	488,000	487,072,800
3.87%, 4/18/08	141,692	140,519,144
3.95%, 4/18/08	56,000	55,526,878
Scaldis Capital LLC (A-1+, P-1)
4.15%, 2/15/08	162,895	162,632,106
Sheffield Receivables Corp. (A-1+, P-1)
3.50%, 2/12/08	100,000	99,893,056
Solitaire Funding LLC (A-1+, P-1)
3.50%, 2/21/08	550,000	548,930,556
Thames Asset Global Securitization Corp. (A-1, P-1)
4.40%, 2/07/08	58,074	58,031,412
4.35%, 2/13/08	53,006	52,929,141
4.10%, 2/15/08	84,925	84,789,592
4.05%, 2/19/08	124,907	124,654,063
Thunder Bay Funding LLC (A-1, P-1)
4.40%, 2/14/08	138,741	138,520,556
Ticonderoga Funding LLC (A-1+, P-1)
5.75%, 2/26/08	60,800	60,557,222
Versailles CDS LLC (A-1, P-1)
3.58%, 2/25/08	238,470	237,900,852

2	JANUARY 31, 2008

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper (Continued)
Asset Backed Securities (Continued)
Windmill Funding Corp. (A-1+, P-1)
3.37%, 3/03/08	$100,000	$99,709,806
Yorktown Capital LLC (A-1+, P-1)
5.00%, 3/05/08	65,000	64,702,083
5.50%, 3/06/08	115,330	114,730,925
3.30%, 3/10/08	68,648	68,408,876

		15,170,138,708

Banks — 10.2%
Bank of America Corp. (A-1+, P-1)
5.32%, 2/07/08	470,000	469,583,267
4.85%, 2/14/08	500,000	499,124,305
5.20%, 2/14/08	224,580	224,158,694
4.69%, 5/27/08	347,500	342,248,503
3.67%, 6/17/08	375,000	369,758,323
3.80%, 7/11/08	397,815	391,054,355
Citigroup Funding, Inc. (A-1+, P-1)
4.74%, 2/21/08	100,000	99,736,389
4.77%, 2/26/08	110,000	109,635,625
5.36%, 3/11/08	200,000	198,838,667
4.73%, 5/01/08	45,840	45,297,942
4.73%, 5/02/08	54,225	53,576,665
4.73%, 5/09/08	200,000	197,424,778
4.81%, 6/04/08	199,105	195,806,273
ING (US) Funding LLC (A-1+, P-1)
4.99%, 3/03/08	200,000	199,140,611
4.99%, 3/05/08	337,800	336,254,846
4.46%, 4/08/08	175,000	173,547,403
3.74%, 4/18/08	213,000	211,296,118
JPMorgan Chase & Co. (A-1+, P-1)
4.97%, 4/01/08	800,000	793,370,000
Nordea North America, Inc. (A-1+, P-1)
4.45%, 4/03/08	83,000	82,363,897
4.45%, 4/07/08	248,000	245,976,733
Societe Generale N.A., Inc. (A-1+, P-1)
5.06%, 3/11/08	307,186	305,503,773
4.05%, 4/15/08	199,000	197,343,325
3.72%, 6/10/08	300,000	295,964,583
4.48%, 7/02/08	300,000	294,330,400

		6,331,335,475

Finance Services — 3.5%
General Electric Capital Corp. (A-1+, P-1)
4.61%, 3/24/08	75,000	74,500,583
4.30%, 4/18/08	500,000	495,401,389
4.30%, 4/21/08	200,000	198,088,889
4.57%, 4/22/08	125,000	123,714,687
4.64%, 4/22/08	300,000	296,868,000
3.50%, 4/30/08	603,000	597,782,375
3.83%, 7/09/08	335,000	329,333,196
3.83%, 7/10/08	64,550	63,451,216

		2,179,140,335

Security Brokers & Dealers — 0.4%
Goldman Sachs Group, Inc. (A-1+, P-1)
3.00%, 2/05/08	32,000	31,989,334
3.95%, 4/25/08	226,850	224,759,199
Greenwich Capital Holdings, Inc. (A-1, P-1)
4.80%, 5/16/08	10,000	9,860,000

		266,608,533

TOTAL COMMERCIAL PAPER
(Cost $23,947,223,051)		23,947,223,051

Master Notes — 2.0%
Security Brokers & Dealers — 2.0%
Bank of America Securities LLC (A-1+, P-1)
3.20%, 12/01/08(d)	608,650	608,650,000
3.20%, 12/01/08(d)	80,000	80,000,000
Citigroup Global Markets, Inc. (A-1+, P-1)
3.22%, 2/01/08(d)	550,000	550,000,000

TOTAL MASTER NOTES
(Cost $1,238,650,000)		1,238,650,000

Variable Rate Obligations — 7.5%
Asset Backed Securities — 0.3%
Cullinan Finance Corp. (A-1+, P-1)
3.36%, 6/25/08(e)(f)(g)	219,040	219,031,322

Banks — 2.9%
American Express Centurion Bank (A+, Aa3)
4.66%, 10/10/08(f)	132,020	132,020,000
4.74%, 11/07/08(f)	50,000	50,000,000
Bank of Montreal, Chicago (A-1, P-1)
5.00%, 11/10/08(f)	600,280	600,280,000
Bank of New York Co., Inc. (A+, Aa3)
3.35%, 5/27/08(e)(f)	125,000	125,000,000
Brosis Finance LLC Series 1999 DN (Branch Bank & Trust Co. LOC) (A-1, P-1)
3.75%, 2/07/08(h)(i)	18,865	18,865,000
Cincinnati Baseball Museum Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)
3.21%, 2/07/08(h)(i)	9,485	9,485,000
Deutsche Bank AG, New York (AA, Aa1)
4.75%, 1/21/09(f)	437,140	437,140,000
Frogtown LLC Series 2004 DN (Comerica Bank N.A. LOC) (A-1, P-1)
3.23%, 2/07/08(h)(i)	5,200	5,200,000
Holland Sheltair Aviation Fund Series 2005 DN (Mellon Bank LOC) (A-1+, P-1)
3.30%, 2/07/08(h)(i)	7,255	7,255,000
Hyde Park Church Series 2002 DN (U.S. Bank N.A. LOC) (A-1+, P-1)
3.23%, 2/07/08(h)(i)	1,370	1,370,000
Imaging Investment Group LLC Series 2005 DN (Wachovia Bank N.A. LOC) (A-1+, P-1)
3.28%, 2/07/08(h)(i)	7,015	7,015,000
LP Pinewood SPV DN (Wachovia Bank N.A. LOC) (A-1+, P-1)
3.28%, 2/07/08(h)(i)	50,000	50,000,000
Nicholas Capital Investments Series 2005A DN (Fifth Third Bank N.A. LOC) (A-1, P-1)
3.28%, 2/07/08(h)(i)	5,775	5,775,000
Park Street Properties I LLC Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)
3.26%, 2/07/08(h)(i)	3,975	3,975,000
Pilot Drive Properties Series 2005 DN (JPMorgan Chase Bank LOC) (A-1+, P-1)
3.56%, 2/07/08(h)(i)	3,605	3,605,000
Ridgewood Associates Series 2005 DN (Wachovia Bank N.A. LOC) (A-1, P-1)
3.28%, 2/07/08(h)(i)	3,795	3,795,000
Wachovia Bank N.A. (A-1+, P-1)
4.75%, 2/04/09(f)	330,350	330,350,000

		1,791,130,000

Finance Services — 0.6%
General Electric Capital Corp. (A-1+, P-1)
4.69%, 1/05/09(f)	170,000	170,063,312

JANUARY 31, 2008	3

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Variable Rate Obligations (Continued)
Finance Services (Continued)
3.79%, 2/24/09(f)	$202,000	$202,000,000

		372,063,312

Life Insurance — 2.4%
Allstate Life Global Funding II (AA, Aa2)
3.32%, 9/26/08(e)(f)	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
4.86%, 1/31/09(f)	100,000	100,000,000
4.86%, 1/31/09(f)	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
4.58%, 6/06/08(e)(f)	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
3.40%, 4/28/08(e)(f)	95,000	95,000,000
MetLife Insurance Co. of Connecticut (A-1+, P-1)
4.85%, 9/29/08(f)	250,000	250,000,000
New York Life Insurance Co. (A-1+, P-1)
5.18%, 4/14/08(f)(g)(j)	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
4.81%, 1/02/09(f)(g)(j)	400,000	400,000,000
5.15%, 1/07/09(f)	4,000	4,000,000

		1,524,000,000

Municipal Bonds — 0.1%
Bernalillo County New Mexico IDRB Series 2005A DN (Bank of America N.A. LOC) (A-1+, P-1)
3.35%, 2/07/08(h)(i)	4,700	4,700,000
Covington Kentucky GO Series 2004 DN (U.S. Bank N.A. LOC) (A-1+, P-1)
3.21%, 2/07/08(h)(i)	13,465	13,465,000
Covington Kentucky Industrial Building RB Series 2005A DN (Wachovia Bank N.A. LOC) (A-1+, P-1)
3.21%, 2/07/08(h)(i)	9,000	9,000,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, P-1)
3.56%, 2/07/08(h)(i)	39,800	39,800,000

		66,965,000

Security Brokers & Dealers — 1.2%
Goldman Sachs Group, Inc. (A-1+, P-1)
3.82%, 8/22/08(e)(f)(g)	469,300	469,300,000
Morgan Stanley & Co., Inc. (A+, Aa3)
4.36%, 1/14/09(f)	250,000	250,000,000

		719,300,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $4,692,489,634)		4,692,489,634

Time Deposits — 0.3%
Credit Suisse (A-1+, P-1)
3.25%, 2/01/08
(Cost $223,000,000)	223,000	223,000,000

Repurchase Agreements — 7.6%
Deutsche Bank Securities Inc.
3.00%, 2/01/08	750,000	750,000,000

(Agreement dated 1/31/08 to be repurchased at $750,062,500, collateralized by $881,673,455 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.00% to 7.00% due from 3/01/19 to 9/01/37. The value of the collateral is $772,500,000.)

Deutsche Bank Securities Inc.
3.60%, 2/01/08	300,000	300,000,000

(Agreement dated 1/31/08 to be repurchased at $300,030,000, collateralized by $352,669,382 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.00% to 7.00% due from 3/01/19 to 9/01/37. The value of the collateral is $309,000,000.)

Goldman Sachs & Co.
2.95%, 2/01/08	1,200,000	1,200,000,000

(Agreement dated 1/31/08 to be repurchased at $1,200,098,333, collateralized by $1,611,296,278 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 3.90% to 7.00% due from 2/01/19 to 12/01/37. The value of the collateral is $1,236,000,000.)

Lehman Brothers Inc.
2.80%, 2/01/08	195,000	195,000,000

(Agreement dated 1/31/08 to be repurchased at $195,015,167, collateralized by $252,359,302 Federal National Mortgage Assoc. Bonds 4.50% to 8.50% due from 8/01/09 to 11/01/47. The value of the collateral is $200,852,087.) Morgan Stanley & Co., Inc.

Morgan Stanley & Co., Inc.
2.95%, 2/01/08	162,000	162,000,000

(Agreement dated 1/31/08 to be repurchased at $162,013,275, collateralized by $392,015,387 Federal National Mortgage Assoc. Variable Rate Notes, Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Federal Home Loan Mortgage Corp. Bonds 3.83% to 7.03% due from 8/01/12 to 1/01/38. The value of the collateral is $167,329,700.)

Morgan Stanley & Co., Inc.
3.50%, 2/01/08	750,000	750,000,000

(Agreement dated 1/31/08 to be repurchased at $750,072,917, collateralized by $1,814,886,050 Federal National Mortgage Assoc. Variable Rate Notes, Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Federal Home Loan Mortgage Corp. Bonds 3.83% to 7.03% due from 8/01/12 to 1/01/38. The value of the collateral is $774,674,538.)

Morgan Stanley & Co., Inc.
3.50%, 2/01/08	600,000	600,000,000

(Agreement dated 1/31/08 to be repurchased at $600,058,333, collateralized by $1,451,908,840 Federal National Mortgage Assoc. Variable Rate Notes, Federal National Mortgage Assoc. Bonds, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Federal Home Loan Mortgage Corp. Bonds 3.83% to 7.03% due from 8/01/12 to 1/01/38. The value of the collateral is $619,739,631.)

UBS Securities LLC
2.92%, 2/01/08	770,195	770,195,000

(Agreement dated 1/31/08 to be repurchased at $770,257,471, collateralized by $1,727,864,791 Federal National Mortgage Assoc. Strips due from 1/01/33 to 7/01/37. The value of the collateral is $793,301,807.)

TOTAL REPURCHASE AGREEMENTS
(Cost $4,727,195,000)		4,727,195,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.6%
(Cost $62,127,074,528)		62,127,074,528

4	JANUARY 31, 2008

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Affiliated Investments — 0.2%
Repurchase Agreements — 0.2%
PNC Bank, N.A.
2.82%, 2/01/08	$138,000	$138,000,000

(Agreement dated 01/31/08 to be repurchased at $138,010,829, collateralized by $320,675,242 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.50% to 6.05% due from 04/01/26 to 11/01/36. The value of the collateral is $287,881,428.)

(Cost $138,000,000)
TOTAL INVESTMENTS IN SECURITIES — 99.8%
(Cost $62,265,074,528(a))		62,265,074,528
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		117,770,998

NET ASSETS — 100.0%		$62,382,845,526

(a)	Aggregate cost for federal income tax purposes.
(b)	Ratings reflect those of main branch.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Rate shown is the rate as of January 31, 2008 and the date shown is the expected maturity date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2008, the Fund held 2.3% of its net assets, with a current market value of $1,457,489,663, in securities restricted as to resale.
(f)	Rate shown is the rate as of January 31, 2008 and the date shown is the final maturity date.
(g)	Illiquid Security. As of January 31, 2008, the Fund held 2.3% of its net assets, with a current market value of $1,438,331,323 in these securities.
(h)	Ratings reflect those of guarantor.
(i)	Rate shown is the rate as of January 31, 2008 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(j)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of January 31, 2008, the Fund held 1.2% of its net assets, with a current market value of $750,000,000 and an original cost of $750,000,000 in these securities.

JANUARY 31, 2008	5

Schedule of Investments As of January 31, 2008 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit — 36.4%
Domestic — 4.0%
Chase Bank USA N.A. (A-1+, P-1)
5.13%, 4/15/08	$82,000	$82,000,000
5.13%, 4/16/08	91,500	91,500,000
4.70%, 5/07/08	194,855	194,855,000
Citibank N.A. (A-1+, P-1)
5.15%, 3/03/08	100,000	100,000,000
Wachovia Bank N.A. (A-1+, P-1)
5.32%, 2/06/08	66,000	66,000,000

		534,355,000

Yankee — 32.4%
Banco Bilbao Vizcaya Argentaria S.A., New York (A-1+, P-1)
5.07%, 4/02/08(b)(c)	42,820	42,820,354
4.62%, 4/04/08(b)(c)	100,000	100,000,000
4.58%, 4/07/08(b)(c)	34,500	34,500,000
4.55%, 4/08/08(b)(c)	35,000	35,003,220
5.42%, 6/12/08(b)(c)	9,960	9,973,865
Bank of Ireland, Stamford (A-1, P-1)
5.35%, 2/15/08(c)	13,895	13,895,000
Bank of Montreal, Chicago (A-1, P-1)
4.38%, 2/08/08(c)	91,245	91,245,000
5.10%, 4/01/08(c)	41,070	41,070,000
4.42%, 4/08/08(c)	91,245	91,245,000
4.87%, 6/02/08(c)	55,235	55,235,000
Bank of Nova Scotia, New York (A-1+, P-1)
4.60%, 3/03/08(c)	67,000	67,000,000
4.60%, 3/03/08(c)	150,000	150,000,000
Banque Nationale de Paris, New York (A-1+, P-1)
4.83%, 3/27/08(c)	50,000	50,000,000
3.14%, 4/24/08(c)	100,000	100,000,000
4.80%, 6/05/08(c)	175,225	175,225,000
4.50%, 7/03/08(c)	221,480	221,480,000
4.26%, 7/09/08(c)	67,500	67,625,520
Barclays Bank Plc, New York (A-1+, P-1)
4.60%, 4/03/08(c)	180,000	180,000,000
4.40%, 4/08/08(c)	100,000	100,000,000
3.15%, 4/24/08(c)	125,000	125,000,000
Canadian Imperial Bank of Commerce, New York (A-1, P-1)
5.09%, 4/01/08(c)	126,645	126,645,000
4.87%, 6/10/08(c)	127,480	127,480,000
DEPFA Bank Plc, New York (A-1+, P-1)
4.37%, 4/09/08(c)	80,000	80,000,000
4.30%, 4/14/08(c)	83,000	83,000,000
Deutsche Bank AG, New York (A-1+, P-1)
5.39%, 3/11/08(c)	94,290	94,290,000
Fortis Bank, New York (A-1+, P-1)
5.28%, 2/07/08(c)	70,670	70,670,000
5.28%, 2/07/08(c)	70,670	70,670,057
5.30%, 2/11/08(c)	100,000	100,000,000
Lloyds Bank Plc, New York (A-1+, P-1)
4.80%, 2/01/08(c)	100,000	100,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
4.42%, 2/08/08(c)	84,700	84,700,000
4.42%, 2/11/08(c)	72,995	72,995,000
Natixis, New York (A-1+, P-1)
5.42%, 7/10/08(c)	27,730	27,775,715
Nordea Bank Finland Plc, New York (A-1+, P-1)
5.31%, 2/15/08(c)	23,160	23,160,044
4.91%, 6/23/08(c)	29,860	29,861,143
Rabobank Nederland N.V., New York (A-1+, P-1)
3.10%, 3/03/08(c)	135,480	135,480,000
Royal Bank of Scotland Plc, New York (A-1+, P-1)
3.27%, 3/25/08(c)	104,445	104,445,000
4.60%, 3/31/08(c)	100,000	100,000,000
4.83%, 4/01/08(c)(d)	100,000	100,000,000
4.92%, 6/04/08(c)	85,000	85,002,857
4.39%, 7/07/08(c)	100,000	100,000,000
3.07%, 7/31/08(c)	90,000	90,000,000
Skandinaviska Enskilda Banken AB, New York (A-1, P-1)
5.37%, 3/17/08(c)	25,000	25,000,000
5.05%, 3/20/08(c)	30,000	30,000,000
Societe Generale, New York (A-1+, P-1)
4.80%, 3/28/08(b)(c)	100,000	100,000,000
Sumitomo Mitsui Bank, New York (A-1, P-1)
4.42%, 2/13/08(c)	73,000	73,000,000
Svenska Handelsbanken AB, New York (A-1+, P-1)
5.27%, 2/07/08(c)	64,730	64,730,000
4.14%, 3/17/08(c)	57,650	57,650,000
3.86%, 4/16/08(c)	50,000	50,001,031
4.86%, 6/10/08(c)	55,035	55,035,000
Toronto Dominion Bank, New York (A-1+, P-1)
5.02%, 3/14/08(c)	29,000	29,000,000
4.86%, 5/30/08(c)	16,350	16,350,000
4.85%, 6/06/08(c)	127,765	127,765,000
4.52%, 7/07/08(c)	95,000	95,000,000
UBS AG, Stamford (A-1+, P-1)
4.90%, 6/04/08(c)	34,105	34,105,000
Unicredito Italiano Bank, New York (A-1, P-1)
5.38%, 3/20/08(b)(c)	45,000	45,000,292

		4,360,129,098

TOTAL CERTIFICATES OF DEPOSIT
(Cost $4,894,484,098)		4,894,484,098

Commercial Paper — 37.3%
Asset Backed Securities — 20.5%
Amstel Funding Corp. (A-1+, P-1)
5.30%, 3/17/08	41,700	41,423,738
3.30%, 4/25/08	28,045	27,829,054
3.21%, 4/28/08	17,750	17,612,304
3.30%, 4/28/08	18,480	18,332,622
Amsterdam Funding Corp. (A-1, P-1)
3.37%, 3/03/08	22,345	22,280,156
3.98%, 3/05/08	25,550	25,456,785
3.98%, 3/06/08	32,600	32,477,460
Atlantis One Funding Corp. (A-1+, P-1)
3.42%, 2/25/08	100,000	99,772,000
3.22%, 4/28/08	40,000	39,688,733
Barton Capital LLC (A-1+, P-1)
4.00%, 3/05/08	50,761	50,574,876
4.52%, 3/06/08	17,700	17,624,441
4.60%, 3/07/08	43,000	42,807,694
Cafco LLC (A-1+, P-1)
3.88%, 4/09/08	89,000	88,347,729
3.90%, 4/11/08	50,000	49,620,833

6	JANUARY 31, 2008

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper (Continued)
Asset Backed Securities (Continued)
Cancara Asset Securitisation LLC (A-1+, P-1)
4.30%, 2/15/08	$36,650	$36,588,713
4.66%, 3/05/08	95,000	94,594,192
4.68%, 3/07/08	47,395	47,179,353
Chariot Funding LLC (A-1, P-1)
3.60%, 2/20/08	17,715	17,681,342
Charta Corp. (A-1, P-1)
4.40%, 2/07/08	27,350	27,329,943
5.14%, 2/07/08	11,500	11,490,148
4.40%, 2/08/08	20,900	20,882,119
5.14%, 2/08/08	18,600	18,581,410
4.53%, 3/04/08	36,965	36,816,154
Ciesco LLC (A-1+, P-1)
5.14%, 2/07/08	10,950	10,940,620
4.52%, 2/28/08	37,915	37,786,468
3.90%, 4/11/08	100,000	99,241,667
Concord Minutemen Capital Co. LLC, Series A (A-1, P-1)
5.90%, 2/04/08	13,100	13,093,559
3.65%, 2/22/08(e)	65,900	65,759,688
Ebbets Funding Corp. (A-1+, P-1)
4.70%, 2/20/08	50,000	49,875,972
Fairway Finance Co. LLC (A-1, P-1)
3.52%, 2/21/08	23,595	23,548,859
3.52%, 2/22/08	35,390	35,317,333
Falcon Asset Securitization Corp. (A-1, P-1)
5.02%, 2/20/08	82,750	82,592,775
Grampian Funding LLC (A-1+, P-1)
4.63%, 3/05/08	55,900	55,662,751
4.48%, 3/10/08	131,400	130,777,931
4.27%, 3/14/08	150,000	149,252,750
Lexington Parker Capital Co. (A-1, P-1)
5.65%, 2/11/08	24,100	24,062,176
3.58%, 2/19/08	190,000	189,659,900
3.52%, 3/18/08	53,090	52,851,213
Liberty Street Funding LLC (A-1, P-1)
4.44%, 2/12/08	18,000	17,975,580
4.12%, 2/29/08	10,575	10,541,113
3.37%, 3/28/08	33,150	32,976,220
3.26%, 4/02/08	20,000	19,889,522
LMA Americas LLC (A-1, P-1)
3.96%, 4/15/08	50,000	49,593,000
Mont Blanc Capital Corp. (A-1+, P-1)
3.51%, 2/26/08	12,290	12,260,043
3.37%, 3/17/08	18,575	18,496,753
Palisades CP Program (A-1, P-1)
3.49%, 2/28/08	54,400	54,257,608
3.80%, 2/28/08	17,485	17,435,168
Park Avenue Receivables Co. LLC (A-1, P-1)
4.10%, 2/11/08	33,515	33,476,830
3.60%, 2/20/08	60,000	59,886,000
4.65%, 3/18/08	25,000	24,851,458
4.65%, 3/19/08	50,000	49,696,458
Ranger Funding Co. LLC (A-1+, P-1)
3.60%, 2/20/08	102,000	101,806,200
3.87%, 4/18/08	35,000	34,710,288
Scaldis Capital LLC (A-1+, P-1)
4.15%, 2/15/08	37,105	37,045,117
Thames Asset Global Securitization Corp. (A-1, P-1)
4.05%, 2/19/08	26,725	26,670,882
Thunder Bay Funding LLC (A-1, P-1)
4.40%, 2/14/08	31,000	30,950,744
Ticonderoga Funding LLC (A-1+, P-1)
5.75%, 2/26/08	14,300	14,242,899
Versailles CDS LLC (A-1, P-1)
3.58%, 2/25/08	48,060	47,945,297
Yorktown Capital LLC (A-1+, P-1)
5.00%, 3/05/08	150,000	149,312,500

		2,749,435,141

Banks — 12.3%
Bank of America Corp. (A-1+, P-1)
5.32%, 2/07/08	85,000	84,924,633
5.20%, 2/14/08	25,000	24,953,101
3.67%, 6/17/08	150,000	147,903,329
3.80%, 7/11/08	94,175	92,574,548
Citigroup Funding, Inc. (A-1+, P-1)
4.77%, 2/26/08	50,000	49,834,375
5.36%, 3/11/08	125,000	124,274,167
4.73%, 5/02/08	66,940	66,139,639
4.81%, 6/04/08	50,895	50,051,783
ING (US) Funding LLC (A-1+, P-1)
4.46%, 4/08/08	35,000	34,709,481
JPMorgan Chase & Co. (A-1+, P-1)
4.97%, 4/01/08	250,000	247,928,125
Nordea North America, Inc. (A-1+, P-1)
4.45%, 4/03/08	17,000	16,869,714
4.45%, 4/07/08	52,000	51,575,767
Raiffeisen Zentralbank Osterreich AG (A-1, P-1)
3.20%, 4/23/08	50,000	49,635,556
Royal Bank of Scotland Plc (A-1+, P-1)
4.79%, 5/21/08	100,000	98,536,389
Skandinaviska Enskilda Banken AB (A-1, P-1)
5.32%, 3/13/08	75,000	74,545,583
Societe Generale N.A., Inc. (A-1+, P-1)
3.90%, 4/17/08	120,000	119,012,000
3.72%, 6/10/08	200,000	197,309,722
4.48%, 7/02/08	80,000	78,488,107
Unicredito Italiano Bank, Ireland (A-1, P-1)
5.24%, 3/20/08	43,245	42,942,573

		1,652,208,592

Finance Services — 3.9%
General Electric Capital Corp. (A-1+, P-1)
4.30%, 4/21/08	145,000	143,614,445
4.57%, 4/22/08	88,000	87,095,140
4.64%, 4/22/08	100,000	98,956,000
3.50%, 4/29/08	120,000	118,973,333
3.83%, 7/09/08	80,000	78,646,733

		527,285,651

Security Brokers & Dealers — 0.6%
Goldman Sachs Group, Inc. (A-1+, P-1)
3.95%, 4/25/08	52,000	51,520,733
Greenwich Capital Holdings, Inc. (A-1+, P-1)
4.97%, 4/07/08	30,000	29,726,650

		81,247,383

TOTAL COMMERCIAL PAPER
(Cost $5,010,176,767)		5,010,176,767

JANUARY 31, 2008	7

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Master Notes — 1.8%
Security Brokers & Dealers — 1.8%
Citigroup Global Markets, Inc. (A-1+, P-1)
3.22%, 2/01/08(d)
(Cost $235,000,000)	$235,000	$235,000,000

Variable Rate Obligations — 17.3%
Asset Backed Securities — 0.4%
Cullinan Finance Corp. (A-1+, P-1)
3.36%, 6/25/08(e)(f)(g)	56,690	56,687,754

Banks — 6.1%
Bank of Montreal, Chicago (A-1, P-1)
5.00%, 11/10/08(f)	140,310	140,310,000
Bank of Nova Scotia, New York (AA-, Aa1)
4.54%, 7/03/08(f)	80,165	80,151,615
Citigroup Funding, Inc. (AA-, Aa3)
4.88%, 8/13/08(f)	30,000	30,000,000
Deutsche Bank AG, New York (AA, Aa1)
4.75%, 1/21/09(f)	89,365	89,365,000
HBOS Treasury Services Plc (A-1+, P-1)
4.95%, 6/24/08(e)(f)	150,000	150,000,000
4.70%, 1/30/09(f)	45,000	45,000,000
Laurel Grocery Co. LLC (U.S. Bank N.A. LOC) (A-1+, P-1)
3.23%, 2/07/08(h)(i)	1,425	1,425,000
Royal Bank of Scotland Plc (A-1+, P-1)
5.01%, 9/26/08(e)(f)	100,000	100,000,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1+, P-1)
3.21%, 2/07/08(h)(i)	1,450	1,450,000
Wachovia Bank N.A. (A-1+, P-1)
4.75%, 2/04/09(f)	67,900	67,900,000
Westpac Banking Corp., New York (AA-, Aa3)
5.20%, 10/10/08(f)	108,250	108,250,000

		813,851,615

Finance Services — 0.9%
General Electric Capital Corp. (A-1+, P-1)
4.69%, 1/05/09(f)	40,000	40,014,897
3.79%, 2/24/09(f)	83,000	83,000,000

		123,014,897

Life Insurance — 6.0%
Allstate Life Global Funding II (AA, Aa2)
3.32%, 9/26/08(e)(f)	40,000	40,000,000
4.18%, 1/15/09(e)(f)	100,000	100,000,000
Irish Life & Permanent PLC (A+, A1)
3.96%, 9/19/08(e)(f)	100,000	100,000,000
MetLife Global Funding I (AA, Aa2)
3.40%, 4/28/08(e)(f)	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.30%, 1/02/09(f)	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
5.18%, 4/14/08(f)(g)(j)	300,000	300,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.30%, 1/30/09(f)	26,000	26,000,000

		806,000,000

Municipal Bonds — 0.4%
Covington Kentucky Industrial Building RB Series 2005A DN (Wachovia Bank N.A. LOC) (A-1+, P-1)
3.21%, 2/07/08(h)(i)	9,120	9,120,000
Texas GO Series 2007C DN (Dexia Credit LocaL SBPA) (A-1+, VMIG-1)
3.40%, 2/07/08(i)	45,160	45,160,000

		54,280,000

Security Brokers & Dealers — 3.5%
Goldman Sachs Group, Inc. (A-1+, P-1)
3.82%, 8/22/08(e)(f)(g)	266,450	266,450,000
Morgan Stanley & Co., Inc. (A+, Aa3)
4.36%, 1/14/09(f)	200,000	200,000,000

		466,450,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $2,320,284,266)		2,320,284,266

Time Deposits — 1.7%
Credit Suisse (A-1+, P-1)
3.25%, 2/01/08
(Cost $235,000,000)	235,000	235,000,000

Repurchase Agreements — 7.1%
Deutsche Bank Securities Inc.,
3.00%, 2/01/08	250,000	250,000,000

(Agreement dated 1/31/08 to be repurchased at $250,020,833, collateralized by $258,406,941 Federal Home Loan Mortgage Corp. Bonds 5.00% to 5.50% due from 9/01/37 to 12/01/37. The value of the collateral is $257,500,000.)

Deutsche Bank Securities Inc.,
3.60%, 2/01/08	100,000	100,000,000

(Agreement dated 1/31/08 to be repurchased at $100,010,000, collateralized by $103,362,776 Federal Home Loan Mortgage Corp. Bonds 5.00% to 5.50% due from 9/01/37 to 12/01/37. The value of the collateral is $103,000,000.)

Morgan Stanley & Co., Inc.,
3.50%, 2/01/08	400,000	400,000,000

(Agreement dated 1/31/08 to be repurchased at $400,038,888, collateralized by $429,874,565 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.25% due from 5/15/19 to 7/15/37. The value of the collateral is $412,106,367.)

UBS Securities LLC,
2.92%, 2/01/08	200,269	200,269,000

(Agreement dated 1/31/08 to be repurchased at $200,285,244, collateralized by $291,041,383 Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Assoc. Variable Rate Mortgage Notes 3.68% to 6.00% due from 12/25/24 to 1/25/37. The value of the collateral is $206,278,495.)

TOTAL REPURCHASE AGREEMENTS
(Cost $950,269,000)		950,269,000

TOTAL INVESTMENTS IN SECURITIES — 101.6%
(Cost $13,645,214,131(a))		13,645,214,131
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(215,194,803)

NET ASSETS — 100.0%		$13,430,019,328

8	JANUARY 31, 2008

Schedule of Investments (concluded)	TempCash
(Percentages shown are based on Net Assets)

(a)	Aggregate cost for federal income tax purposes.
(b)	Ratings reflect those of main branch.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Rate shown is the rate as of January 31, 2008 and the date shown is the expected maturity date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2008, the Fund held 6.8% of its net assets, with a current market value of $918,897,442, in securities restricted as to resale.
(f)	Rate shown is the rate as of January 31, 2008 and the date shown is the final maturity date.
(g)	Illiquid Security. As of January 31, 2008, the Fund held 4.6% of its net assets, with a current market value of $623,137,754 in these securities.
(h)	Ratings reflect those of guarantor.
(i)	Rate shown is the rate as of January 31, 2008 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(j)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of January 31, 2008, the Fund held 2.2% of its net assets, with a current market value of $300,000,000 and an original cost of $300,000,000 in these securities.

JANUARY 31, 2008	9

Schedule of Investments As of January 31, 2008 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations — 46.3%
Federal Farm Credit Bank Bond — 0.5%
3.38%, 7/15/08	$50,000	$49,829,657

Federal Farm Credit Bank Variable Rate Notes — 5.5%
4.70%, 2/01/08(b)	85,000	85,000,000
3.06%, 11/16/09(b)	150,000	150,000,000
4.31%, 7/09/08(b)	275,000	274,987,988

		509,987,988

Federal Home Loan Bank Bonds — 4.0%
5.25%, 2/05/08	10,070	10,070,402
3.38%, 2/15/08	7,000	6,994,900
3.62%, 2/15/08	5,000	4,996,818
5.12%, 2/28/08	120,000	119,984,752
4.88%, 3/05/08	9,000	9,001,272
2.75%, 3/14/08	52,315	52,201,977
5.00%, 4/09/08	3,450	3,451,960
4.20%, 6/17/08	25,000	25,000,000
5.12%, 7/23/08	45,000	45,201,816
3.88%, 8/22/08	91,000	90,924,349

		367,828,246

Federal Home Loan Bank Discount Note — 1.4%
4.45%, 3/19/08(c)	25,000	24,854,757
4.18%, 5/14/08(c)	107,473	106,187,682

		131,042,439

Federal Home Loan Bank Discount Notes — 7.1%
1.95%, 2/01/08(c)	5,000	5,000,000
2.94%, 4/25/08(c)	300,000	297,940,250
4.11%, 5/21/08(c)	75,000	74,058,125
4.17%, 5/23/08(c)	100,000	98,702,667
4.15%, 5/30/08(c)	50,000	49,314,097
4.17%, 6/27/08(c)	24,000	23,591,340
4.17%, 6/30/08(c)	106,810	104,954,176

		653,560,655

Federal Home Loan Bank Variable Rate Notes — 9.8%
4.84%, 9/17/08(b)	300,000	299,931,169
4.34%, 1/09/09(b)	155,000	155,251,186
4.78%, 2/18/09(b)	100,000	100,000,000
3.06%, 3/04/09(b)	150,000	150,000,000
4.20%, 7/14/09(b)	100,000	100,027,322
4.28%, 1/11/10(b)	100,000	100,148,032

		905,357,709

Federal Home Loan Mortgage Corp. Bonds — 1.8%
5.00%, 2/08/08	20,000	19,998,684
5.75%, 4/15/08	53,859	53,973,540
3.50%, 5/21/08	13,000	12,969,112
4.50%, 8/04/08	29,480	29,712,770
3.62%, 9/15/08	9,425	9,372,441
4.48%, 9/19/08	35,341	35,327,588

		161,354,135

Federal Home Loan Mortgage Corp. Discount Notes — 11.0%
4.91%, 2/25/08(c)	50,000	49,836,333
4.31%, 2/29/08(c)	50,000	49,832,389
4.43%, 2/29/08(c)	17,620	17,559,289
4.87%, 3/03/08(c)	126,364	125,834,079
4.50%, 3/17/08(c)	100,000	99,437,500
2.88%, 4/14/08(c)	24,800	24,655,168
4.13%, 4/25/08(c)	100,000	99,036,333
4.16%, 5/19/08(c)	105,000	103,689,600
4.18%, 5/23/08(c)	41,860	41,315,634
3.90%, 5/30/08(c)	60,610	59,828,636
3.78%, 6/05/08(c)	100,000	98,687,500
3.81%, 6/06/08(c)	100,000	98,666,500
3.80%, 6/16/08(c)	28,234	27,828,685
4.04%, 6/30/08(c)	115,000	113,061,771

		1,009,269,417

Federal National Mortgage Assoc. Bonds — 1.2%
5.75%, 2/15/08	16,500	16,503,988
4.88%, 4/10/08	36,108	36,098,657
3.25%, 8/15/08	49,517	49,308,942
5.12%, 9/02/08	11,000	11,032,373

		112,943,960

Federal National Mortgage Assoc. Discount Notes — 4.0%
4.85%, 3/05/08(c)	92,925	92,511,871
3.98%, 7/02/08(c)	50,000	49,159,778
3.75%, 7/09/08(c)	63,637	62,583,012
2.62%, 7/16/08(c)	94,489	93,347,468
2.83%, 7/16/08(c)	74,619	73,645,263

		371,247,392

TOTAL AGENCY OBLIGATIONS
(Cost $4,272,421,598)		4,272,421,598

Repurchase Agreements — 53.0%
Banc of America Securities LLC
2.98%, 2/01/08	400,000	400,000,000
(Agreement dated 1/31/08 to be repurchased at $400,033,111, collateralized by $548,562,408 Federal National Mortgage Assoc. Bonds 5.00% due 6/01/35. The value of the collateral is $408,000,000.)
Credit Suisse Securities (USA) LLC
4.60%, 2/25/08	300,000	300,000,000

(Agreement dated 11/27/07 to be repurchased at$303,450,000, collateralized by $372,272,148 Federal National Mortgage Assoc. Bonds 5.00% to 6.00% due from 9/01/18 to 10/01/37. The value of the collateral is $306,002,870.)

Deutsche Bank Securities Inc.
3.00%, 2/01/08	600,000	600,000,000

(Agreement dated 1/31/08 to be repurchased at $600,050,000, collateralized by $651,882,399 Federal Home Mortgage Corp. Bonds, Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 9/01/19 to 1/01/38 The value of the collateral is $618,000,000.)

Deutsche Bank Securities Inc.
3.15%, 2/01/08	300,000	300,000,000

(Agreement dated 1/31/08 to be repurchased at $300,026,250, collateralized by $325,941,200 Federal Home Loan Mortgage Corp. Bonds, Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 9/01/19 to 1/01/38 The value of the collateral is $309,000,000.)

10	JANUARY 31, 2008

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (Continued)
Deutsche Bank Securities Inc.
4.52%, 2/05/08	$200,000	$200,000,000

(Agreement dated 10/30/07 to be repurchased at $202,460,889 collateralized by $217,294,133 Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 9/01/19 to 1/01/38 The value of the collateral is $206,000,000.)

Deutsche Bank Securities Inc.
4.56%, 2/15/08	250,000	250,000,000

(Agreement dated 11/08/07 to be repurchased at $253,135,000, collateralized by $271,617,666 Federal Home Loan Mortgage Corp. Bonds, Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 9/01/19 to 1/01/38 The value of the collateral is $257,500,000.)

Deutsche Bank Securities Inc.
4.43%, 3/10/08	300,000	300,000,000

(Agreement dated 12/10/07 to be repurchased at $303,359,417, collateralized by $325,941,200 Federal Home Loan Mortgage Corp. Bonds, Government National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 7.00% due from 9/01/19 to 1/01/38 The value of the collateral is $309,000,000.)

Greenwich Capital Markets, Inc.
3.00%, 2/01/08	575,000	575,000,000

(Agreement dated 1/31/08 to be repurchased at $575,047,917, collateralized by $1,785,604,014 Federal National Mortgage Assoc. Bonds and Federal National Mortgage Assoc. Strips 0.00% to 5.50% due from 6/25/34 to 1/01/38. The value of the collateral is $592,252,202.)

Greenwich Capital Markets, Inc.
3.16%, 2/08/08(b)	250,000	250,000,000

(Agreement dated 8/09/07 to be repurchased at $250,468,819, collateralized by $257,518,283 Federal National Mortgage Assoc. Bonds 5.00% to 5.50% due from 8/01/37 to 1/01/38. The value of the collateral is $257,502,443.)

Greenwich Capital Markets, Inc.
3.16%, 2/15/08(b)	250,000	250,000,000
(Agreement dated 9/28/07 to be repurchased at $250,647,153, collateralized by $259,505,000 Federal National Mortgage Assoc. Bonds 5.00% due from 8/01/37. The value of the collateral is $257,501,731.)
Lehman Brothers Inc.
3.50%, 2/01/08	19,162	19,162,000

(Agreement dated 1/31/08 to be repurchased at $19,163,863, collateralized by $25,425,818 Federal National Mortgage Assoc. Bonds 4.50% to 8.50% due from 11/01/19 to 11/01/37. The value of the collateral is $19,737,195.)

Morgan Stanley & Co., Inc.
2.95%, 2/01/08	388,000	388,000,000

(Agreement dated 1/31/08 to be repurchased at $388,031,794, collateralized by $838,831,220 Federal National Mortgage Assoc. Bonds, Federal National Mortgage Assoc. Variable Rate Notes, Federal Home Loan Mortgage Corp. Bonds and Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 4.50% to 6.71% due from 5/01/17 to 12/01/37. The value of the collateral is $403,467,768.)

UBS Securities LLC
2.92%, 2/01/08	500,000	500,000,000

(Agreement dated 01/31/08 to be repurchased at $500,040,556, collateralized by $751,416,385 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due from 12/01/32 to 06/15/37. The value of the collateral is $515,000,077.)

UBS Securities LLC
3.40%, 2/01/08	150,000	150,000,000
(Agreement dated 1/31/08 to be repurchased at $150,014,167, collateralized by $213,330,000 Federal Home Loan Mortgage Corp. Strips due 8/15/36. The value of the collateral is $154,503,049.)
UBS Securities LLC
4.65%, 3/11/08	200,000	200,000,000

(Agreement dated 11/30/07 to be repurchased at $202,635,000, collateralized by $324,987,284 Federal National Mortgage Assoc. Bonds 5.50% due from 4/01/34 to 1/01/38. The value of the collateral is $206,003,467)

UBS Securities LLC
3.77%, 7/09/08	200,000	200,000,000

(Agreement dated 1/11/08 to be repurchased at $203,770,000, collateralized by $538,031,531 Federal Home Loan Mortgage Corp. Strips due from 1/01/29 to 8/15/36. The value of the collateral is $206,000,471.)

TOTAL REPURCHASE AGREEMENTS
(Cost $4,882,162,000)		4,882,162,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.3%
(Cost $9,154,583,598)		9,154,583,598

Affiliated Investments — 0.5%
Repurchase Agreements — 0.5%
PNC Bank, N.A.
2.82%, 2/01/08	48,600	48,600,000
(Agreement dated 01/31/08 to be repurchased at $48,603,814 collateralized by $150,725,000 Federal National Mortgage Assoc. Bonds 5.26% due 06/01/35. The value of the collateral is $123,254,018.)
(Cost $48,600,000)

TOTAL INVESTMENTS IN SECURITIES — 99.8%
(Cost $9,203,183,598(a))		9,203,183,598
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		17,749,929

NET ASSETS — 100.0%		$9,220,933,527

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the rate as of January 31, 2008 and the date shown is the final maturity date.
(c)	Rate shown is the effective yield at the time of purchase.

JANUARY 31, 2008	11

Schedule of Investments As of January 31, 2008 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements — 100.2%
Barclays Capital, Inc.,
1.70%, 2/01/08	$17,053	$17,053,000
(Agreement dated 1/31/08 to be repurchased at $17,053,805, collateralized by $15,421,000 U.S. Treasury Inflation Indexed Securities 2.63% due 7/15/17. The value of the collateral is $17,394,412.)
Credit Suisse Securities (USA) LLC,
3.83%, 2/06/08	300,000	300,000,000

(Agreement dated 1/07/08 to be repurchased at $300,957,500, collateralized by $261,567,000 U.S. Treasury Inflation Indexed Securities 1.63% to 4.25% due from 1/15/10 to 1/15/18. The value of the collateral is $306,003,688.)

Credit Suisse Securities (USA) LLC,
2.25%, 3/24/08	250,000	250,000,000

(Agreement dated 1/24/08 to be repurchased at $250,937,500, collateralized by $199,518,000 U.S. Treasury Inflation Indexed Securities 2.38% to 3.50% due from 1/15/11 to 4/15/11. The value of the collateral is $255,003,694.)

Credit Suisse Securities (USA) LLC,
2.45%, 3/24/08	200,000	200,000,000
(Agreement dated 1/22/08 to be repurchased at $200,843,889, collateralized by $180,590,000 U.S. Treasury Inflation Indexed Securities 2.38% due 4/15/11. The value of the collateral is $204,001,706.)
Deutsche Bank Securities Inc.,
1.75%, 2/01/08	800,000	800,000,000

(Agreement dated 1/31/08 to be repurchased at $800,038,889, collateralized by $1,690,562,900 U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strip Principals 0.00% to 3.88% due from 5/15/18 to 2/15/36. The value of the collateral is $816,000,540.)

Deutsche Bank Securities Inc.,
3.78%, 3/10/08	400,000	400,000,000

(Agreement dated 1/08/08 to be repurchased at $402,604,000, collateralized by $845,281,450 U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strip Principals 0.00% to 3.88% due from 5/15/18 to 2/15/36. The value of the collateral is $408,000,270.)

Deutsche Bank Securities Inc.,
3.76%, 3/11/08	500,000	500,000,000

(Agreement dated 1/09/08 to be repurchased at $503,237,778, collateralized by $1,056,601,813 U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strip Principals 0.00% to 3.88% due from 5/15/18 to 2/15/36. The value of the collateral is $510,000,338.)

Deutsche Bank Securities Inc.,
2.50%, 4/22/08	300,000	300,000,000

(Agreement dated 1/23/08 to be repurchased at $301,875,000, collateralized by $633,961,087 U.S. Treasury Strips, U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strip Principals 0.00% to 3.88% due from 5/15/18 to 2/15/36. The value of the collateral is $306,000,203.)

Greenwich Capital Markets, Inc.,
1.75%, 2/01/08	955,000	955,000,000

(Agreement dated 1/31/08 to be repurchased at $955,046,424, collateralized by $866,464,000 U.S. Treasury Bonds and U.S. Treasury Notes 4.13% to 7.13% due from 1/31/09 to 2/15/23. The value of the collateral is $974,103,392.)

Greenwich Capital Markets, Inc.,
2.70%, 3/17/08	275,000	275,000,000
(Agreement dated 1/31/08 to be repurchased at $275,948,750, collateralized by $280,899,000 U.S. Treasury Notes 2.13% to 3.50% due from 8/15/09 to 1/31/10. The value of the collateral is $280,504,767.)
Greenwich Capital Markets, Inc.,
2.26%, 4/01/08	565,000	565,000,000

(Agreement dated 1/24/08 to be repurchased at $567,411,922, collateralized by $555,906,000 U.S. Treasury Notes 3.88% to 4.63% due from 3/31/09 to 11/15/09. The value of the collateral is $576,303,056.)

HSBC Securities (USA) Inc.,
1.75%, 2/01/08	700,000	700,000,000

(Agreement dated 1/31/08 to be repurchased at $700,034,028, collateralized by $1,463,307,530 U.S. Treasury Bonds and U.S. Treasury Strips 0.00% to 8.75% due from 11/15/16 to 5/15/37. The value of the collateral is $714,005,671.)

Lehman Brothers Inc.,
1.65%, 2/01/08	750,000	750,000,000
(Agreement dated 1/31/08 to be repurchased at $750,034,375, collateralized by $772,130,000 U.S. Treasury Bills due from 5/01/08 to 7/17/08. The value of the collateral is $765,003,501.)
Lehman Brothers Inc.,
1.70%, 2/01/08	150,000	150,000,000
(Agreement dated 1/31/08 to be repurchased at $150,007,083, collateralized by $154,740,000 U.S. Treasury Bills due 7/31/08. The value of the collateral is $153,003,811.)
Lehman Brothers Inc.,
2.00%, 2/01/08	293,738	293,738,000
(Agreement dated 1/31/08 to be repurchased at $293,754,319, collateralized by $303,015,000 U.S. Treasury Bills due 7/31/08. The value of the collateral is $299,615,160.)
Mizuho Securities USA Inc.,
1.75%, 2/01/08	700,000	700,000,000

(Agreement dated 1/31/08 to be repurchased at $700,034,028, collateralized by $1,149,784,175 U.S. Treasury Strips, U.S. Treasury Bills and U.S. Treasury Strips Principals due from 2/28/08 to 5/15/37. The value of the collateral is $714,000,156.)

Morgan Stanley & Co., Inc.,
1.55%, 2/01/08	654,270	654,270,000

(Agreement dated 1/31/08 to be repurchased at $654,298,170, collateralized by $463,259,000 U.S. Treasury Bonds 7.88% to 8.75% due from 8/15/19 to 11/15/21. The value of the collateral is $668,533,902.)

UBS Securities LLC,
2.45%, 4/21/08	700,000	700,000,000

(Agreement dated 1/22/08 to be repurchased at $704,287,500, collateralized by $1,930,053,000 U.S. Treasury Strips and U.S. Treasury Strip Principals due from 5/15/18 to 2/15/37. The value of the collateral is $714,000,944.)

UBS Securities LLC,
2.45%, 4/25/08	200,000	200,000,000

(Agreement dated 1/22/08 to be repurchased at $201,279,444, collateralized by $177,874,000 U.S. Treasury Bonds and U.S. Treasury Notes 4.75% to 7.50% due from 1/31/12 to 11/15/16. The value of the collateral is $204,001,690.)

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost $8,710,061,000(a))		8,710,061,000
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(14,528,753)

NET ASSETS — 100.0%		$8,695,532,247

(a)	Aggregate cost for federal income tax purposes.

12	JANUARY 31, 2008

Schedule of Investments As of January 31, 2008 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Agency Obligations — 100.1%
Federal Farm Credit Bank Discount Notes — 19.7%
3.71%, 2/06/08(b)	$7,000	$6,996,393
4.20%, 2/08/08(b)	25,000	24,979,583
3.75%, 2/11/08(b)	45,000	44,953,125
3.65%, 2/14/08(b)	35,000	34,953,868

		111,882,969

Federal Farm Credit Bank Variable Rate Notes — 22.0%
4.70%, 2/01/08(c)	15,000	15,000,000
4.68%, 4/01/08(c)	10,500	10,499,204
2.99%, 8/21/08(c)	35,000	35,002,186
3.79%, 8/22/08(c)	40,000	39,996,762
3.16%, 8/27/08(c)	25,000	25,000,000

		125,498,152

Federal Home Loan Bank Bond — 0.8%
4.12%, 4/18/08	4,500	4,498,476

Federal Home Loan Bank Discount Note — 14.6%
4.28%, 2/13/08(b)	3,366	3,361,198
4.19%, 2/22/08(b)	16,000	15,960,893
4.18%, 3/07/08(b)	15,000	14,938,969
4.25%, 3/25/08(b)	10,000	9,937,430
4.15%, 3/28/08(b)	10,010	9,945,380
4.13%, 4/16/08(b)	20,000	19,827,917
4.13%, 6/13/08(b)	9,111	8,971,984

		82,943,771

Federal Home Loan Bank Discount Notes — 29.5%
1.95%, 2/01/08(b)	7,000	7,000,000
2.65%, 2/27/08(b)	8,150	8,134,402
4.28%, 2/27/08(b)	25,000	24,922,722
4.28%, 2/29/08(b)	10,000	9,966,711
4.30%, 3/05/08(b)	10,000	9,960,583
4.03%, 3/11/08(b)	10,000	9,956,342
4.05%, 4/04/08(b)	15,000	14,893,687
3.90%, 4/09/08(b)	35,000	34,742,167
3.05%, 4/18/08(b)	25,000	24,836,910
4.11%, 5/21/08(b)	8,000	7,899,778
4.15%, 5/30/08(b)	8,000	7,892,106
4.08%, 6/06/08(b)	8,000	7,885,760

		168,091,168

Federal Home Loan Bank Variable Rate Notes — 13.5%
4.84%, 9/17/08(c)	10,000	9,998,182
4.34%, 1/09/09(c)	25,000	25,040,514
4.77%, 2/11/09(c)	20,000	20,000,000
4.28%, 1/11/10(c)	22,000	22,032,567

		77,071,263

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $569,985,799(a))		569,985,799
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(530,870)

NET ASSETS — 100.0%		$569,454,929

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the effective yield at the time of purchase.
(c)	Rate shown is the rate as of January 31, 2008 and the date shown is the final maturity date.

JANUARY 31, 2008	13

Schedule of Investments As of January 31, 2008 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations — 100.1%
U.S. Treasury Bills — 95.7%
2.93%, 2/07/08(b)	$45,091	$45,068,973
2.95%, 2/07/08(b)	50,000	49,975,417
3.08%, 2/07/08(b)	45,000	44,976,937
3.21%, 2/07/08(b)	80,000	79,957,167
3.22%, 2/07/08(b)	200,000	199,892,583
3.28%, 2/07/08(b)	8,083	8,078,581
3.58%, 2/07/08(b)	50,000	49,970,125
2.98%, 2/14/08(b)	50,000	49,946,194
3.00%, 2/14/08(b)	80,673	80,585,577
3.07%, 2/14/08(b)	75,000	74,916,854
3.21%, 2/14/08(b)	16,121	16,102,313
3.23%, 2/14/08(b)	11,325	11,311,791
3.24%, 2/14/08(b)	4,000	3,995,319
3.26%, 2/14/08(b)	3,134	3,130,316
3.27%, 2/14/08(b)	15,000	14,982,271
3.42%, 2/14/08(b)	75,000	74,907,330
3.43%, 2/14/08(b)	50,000	49,938,069
2.10%, 2/21/08(b)	22,947	22,920,228
2.12%, 2/21/08(b)	132,009	131,853,245
3.00%, 2/21/08(b)	17,025	16,996,653
3.08%, 2/21/08(b)	20,000	19,965,778
3.14%, 2/21/08(b)	25,000	24,956,431
3.24%, 2/21/08(b)	27,000	26,951,475
3.26%, 2/21/08(b)	26,290	26,242,313
3.28%, 2/21/08(b)	45,982	45,898,211
3.39%, 2/21/08(b)	57,000	56,892,650
3.42%, 2/21/08(b)	14,702	14,674,066
1.45%, 2/28/08(b)	50,000	49,945,625
1.60%, 2/28/08(b)	100,000	99,880,000
2.09%, 2/28/08(b)	160,700	160,448,103
2.11%, 2/28/08(b)	50,000	49,920,875
2.12%, 2/28/08(b)	1,000	998,410
3.08%, 2/28/08(b)	53,914	53,789,428
3.09%, 2/28/08(b)	11,313	11,286,782
3.12%, 2/28/08(b)	40,000	39,906,370
3.20%, 2/28/08(b)	156,305	155,929,563
3.24%, 2/28/08(b)	25,000	24,939,250
3.02%, 3/06/08(b)	26,512	26,436,357
3.10%, 3/06/08(b)	30,000	29,912,119
3.07%, 3/20/08(b)	40,000	39,836,267
3.11%, 3/20/08(b)	50,000	49,792,667
2.13%, 4/03/08(b)	20,000	19,926,633
2.17%, 4/03/08(b)	65,000	64,757,081
2.18%, 4/03/08(b)	30,000	29,887,160
3.14%, 4/03/08(b)	31,000	30,832,359
3.20%, 4/03/08(b)	9,656	9,602,785
3.21%, 4/03/08(b)	150,000	149,171,783
3.24%, 4/03/08(b)	50,000	49,720,569
3.01%, 4/10/08(b)	2,419	2,405,044
3.04%, 4/10/08(b)	25,000	24,854,333
3.13%, 4/10/08(b)	85,000	84,490,071
3.14%, 4/10/08(b)	85,000	84,489,256
2.00%, 4/17/08(b)	26,115	26,004,737
3.05%, 4/17/08(b)	160,000	158,969,440
3.06%, 4/17/08(b)	80,000	79,483,031
3.09%, 4/17/08(b)	95,000	94,380,083
2.20%, 4/24/08(b)	28,107	27,964,435
2.34%, 5/01/08(b)	20,000	19,882,750
2.35%, 5/01/08(b)	40,000	39,765,375
3.14%, 6/12/08(b)	55,000	54,366,437
3.18%, 6/12/08(b)	35,000	34,591,772
2.00%, 7/03/08(b)	15,629	15,496,154
2.30%, 7/03/08(b)	139,000	137,644,229
2.40%, 7/24/08(b)	40,000	39,535,517
2.42%, 7/24/08(b)	20,000	19,766,550

		3,336,096,267

U.S. Treasury Notes — 4.4%
3.00%, 2/15/08	70,000	69,999,006
3.38%, 2/15/08	50,000	49,992,690
4.62%, 3/31/08	32,500	32,528,444

		152,520,140

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $3,488,616,407(a))		3,488,616,407
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(5,221,699)

NET ASSETS — 100.0%		$3,483,394,708

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the effective yield at the time of purchase.

14	JANUARY 31, 2008

Schedule of Investments As of January 31, 2008 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 94.6%
Alabama — 1.3%
Alabama Public School & College Authority RB Municipal Trust Receipts Floaters Series 2007-2200 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
2.25%, 02/07/08(b)(c)	$7,900	$7,900,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B DN (The Southern Co. Guaranty) (A-1, VMIG-1)
1.90%, 02/01/08(c)	6,800	6,800,000
Jefferson County GO Series 2001B DN (JPMorgan Chase & Co. SBPA, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
1.88%, 02/01/08(c)	39,685	39,685,000

		54,385,000

Arizona — 0.6%
Apache County IDRB (Tucson Electric Power Co. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC) (A-1+, VMIG-1)
2.15%, 02/07/08(c)	1,000	1,000,000
Arizona Transportation Board Excise Tax RB Series 2007 DN (Bank of America N.A. Liquidity Facility) (A-1+)
2.26%, 02/07/08(c)	1,880	1,880,000
Bentonville RB Series 2007 MB (AMBAC Insurance)
4.00%, 11/01/08	1,170	1,173,998
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP DN (Wells Fargo Bank N.A. Liquidity Facility)
2.26%, 02/07/08(b)(c)	3,275	3,275,000
Pinal County Arizona Electrical RB Series 2006U-1 DN (Bank of America N.A. LOC) (VMIG-1)
2.29%, 02/07/08(b)(c)	14,300	14,300,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2007-1841 DN (Morgan Stanley Group Liquidity Facility)
2.25%, 02/07/08(b)(c)	1,521	1,521,000

		23,149,998

Arkansas — 0.6%
Arkansas HFA RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
2.35%, 02/07/08(c)	22,000	22,000,000
Arkansas State University RB (Housing Project) Series 2007 MB (AMBAC Insurance, Kredietbank N.V. LOC)
3.65%, 03/01/08	200	200,000
Arkansas State University RB (Student Fee Project) Series 2007 MB (AMBAC Insurance, Kredietbank N.V. LOC)
3.65%, 03/01/08	425	425,000

		22,625,000

California — 6.0%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006A-1 DN (AMBAC Insurance, Lloyds TSB Bank Plc SBPA) (A-1+, VMIG-1)
2.60%, 02/07/08(c)	7,300	7,300,000
California GO Eclipse Funding Trust Series 2007-0054 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+)
3.75%, 02/07/08(b)(c)	19,995	19,995,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1)
2.31%, 02/07/08(b)(c)	15,130	15,130,000
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
2.35%, 02/07/08(b)(c)	5,890	5,890,000
California GO PUTTERS Series 2007-2316 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.35%, 02/07/08(b)(c)	9,580	9,580,000
California GO Series 2007 RAN (A-1, P-1)
4.00%, 06/30/08	139,000	139,352,382
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 MB (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.81%, 05/01/08(b)(c)	15,995	15,995,000
Southern California Public Power Authority RB Municipal Trust Receipts Floaters (Gas Project) Series 2007-2103 DN (Morgan Stanley Municipal Funding Liquidity Facility) (AA-, F-1+)
2.28%, 02/07/08(b)(c)	32,000	32,000,000

		245,242,382

Colorado — 3.0%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
2.25%, 02/07/08(c)	10,855	10,855,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC) (A-1+)
2.28%, 02/07/08(c)	6,505	6,505,000
Colorado Educational & Cultural Facilities Authority RB (Northwest University Project) Series 2007 DN (Bank of America N.A. LOC) (A/1+)
2.14%, 02/07/08(c)	8,265	8,265,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC) (VMIG-1)
1.99%, 02/07/08(c)	11,815	11,815,000
Colorado Housing & Finance Authority RB (Single Family Mortgage Project) Series 2006I-C2 DN (DEFPA Bank Plc SBPA) (A-1, VMIG-1)
2.05%, 02/07/08(c)	2,500	2,500,000
Colorado Housing & Finance Authority RB Series 2001-AA2 DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+, VMIG-1)
2.05%, 02/07/08(c)	9,800	9,800,000
Colorado Springs Utilities RB Series 2005 ROC-RR-II-R-457 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
2.28%, 02/07/08(b)(c)	7,465	7,465,000
Cornerstar Metropolitan District RB Series 2007 DN (Compass Bank LOC) (A-1)
2.28%, 02/07/08(c)	10,000	10,000,000

JANUARY 31, 2008	15

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Colorado (Continued)
Moffat County PCRB (Pacificorp Project) Series 1994 DN (AMBAC Insurance, JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
4.75%, 02/01/08(b)(c)	$29,005	$29,005,000
Regional Transportation District RB (FastTrack Project) Series 2007 ROC-RR-II-R-10118 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility) (AAA, A-1)
2.53%, 02/07/08(b)(c)	7,435	7,435,000
Regional Transportation District RB Series 2007 ROC-R-II-R-10117 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility)
2.53%, 02/07/08(b)(c)	7,995	7,995,000
Southglenn Metropolitan District RB Series 2007 DN (Banque Nationale de Paribas LOC) (A-1+)
2.25%, 02/07/08(c)	3,100	3,100,000
Timnath Development Authority RB Series 2007 DN (Compass Bank LOC)
2.28%, 02/07/08(c)	6,675	6,675,000

		121,415,000

Connecticut — 0.1%
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 2003X-2 DN (A-1+, VMIG-1)
1.90%, 02/07/08(c)	5,100	5,100,000

Delaware — 0.2%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC) (A-1)
2.88%, 02/07/08(c)	2,350	2,350,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
2.24%, 02/07/08(c)	1,935	1,935,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
2.86%, 02/07/08(c)	2,625	2,625,000

		6,910,000

District of Columbia — 1.0%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
2.83%, 02/07/08(c)	3,445	3,445,000
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A DN (M&T Bank Corp. LOC)
2.83%, 02/07/08(c)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
2.28%, 02/07/08(b)(c)	1,700	1,700,000
District of Columbia RB (Washington Drama Society, Inc. Project) Series 2008 DN (JPMorgan Chase Bank LOC) (VMIG-1)
2.15%, 02/07/08(c)	10,000	10,000,000
Washington D.C. GO Series 2007 TECP
2.87%, 02/11/08	20,000	20,000,000

		42,245,000

Florida — 3.3%
Broward County Educational Facilities Authority RB (Nova Southern University Project) Series 2004C DN (Bank of America N.A. LOC) (A-1+)
1.80%, 02/07/08(c)	15,800	15,800,000
Broward County Professional Sports Facilities RB (Civic Arena Project) Series 2008DB-487 DN (AMBAC Insurance, Deutsche Bank A.G. Liquidity Facility)
2.26%, 02/07/08(b)(c)	7,155	7,155,000
Collier County Educational Facilities Authority RB (Avenue Maria University Project) Series 2006 DN (Comerica Bank N.A. LOC)
2.17%, 02/07/08(c)	9,200	9,200,000
Florida Board of Education GO PUTTERS Series 2007-1859 DN (JPMorgan Chase Bank Liquidity Facility)
2.25%, 02/07/08(b)(c)	16,900	16,900,000
Florida Department of Environmental Protection RB MERLOTS Trust Receipts Series 2007D-81 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
2.51%, 02/07/08(b)(c)	7,500	7,500,000
Florida Hurricane Catastrophe Fund RB Series 2006A MB
5.00%, 07/01/08	2,080	2,090,405
Florida Juvenile Department RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
2.51%, 02/07/08(b)(c)	10,005	10,005,000
Hernando County Water & Sewer RB Eclipse Funding Trust Series 2006-0035 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+)
3.42%, 02/07/08(b)(c)	7,000	7,000,000
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2007A-2 DN
2.17%, 02/07/08(c)	1,070	1,070,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
1.88%, 02/01/08(c)	2,700	2,700,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2003 DN (Bank of America N.A. LOC) (A-1+)
1.88%, 02/07/08(c)	11,600	11,600,000
Jacksonville Health Facilities Authority Hospital RB (Charity Obligation Group Project) Series 1997C DN (MBIA Insurance, Bank of America N.A. SBPA) (A-1+, VMIG-1)
1.88%, 02/01/08(c)	8,800	8,800,000
Miami Dade County Expressway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
2.29%, 02/07/08(b)(c)	2,740	2,740,000

16	JANUARY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Florida (Continued)
Miami Special Obligation RB Municipal Trust Receipts Floaters Series 2007-K80W DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.90%, 02/07/08(b)(c)	$5,000	$5,000,000
Orlando & Orange County Expressway Authority RB Municipal Trust Receipts Floaters Series 2008-2332 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
2.27%, 02/07/08(b)(c)	3,985	3,985,000
Orlando & Orange County Expressway Authority RB Series 2007A DN (FSA Insurance, Bayerishe Landesbank Girozentrale Liquidity Facility)
2.27%, 02/07/08(b)(c)	10,000	10,000,000
Port St. Lucie RB Munitops Trust Certificates Series 2006 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.10%, 02/07/08(b)(c)	10,750	10,750,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	1,550	1,550,000
Volusia County School Board COP Eclipse Funding Trust Series 2007-0036 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+, VMIG-1)
3.78%, 02/07/08(b)(c)	1,960	1,960,000

		135,805,405

Georgia — 1.4%
Athens-Clarke County University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
2.25%, 02/07/08(c)	2,500	2,500,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
2.27%, 02/07/08(b)(c)	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
2.29%, 02/07/08(b)(c)	4,600	4,600,000
Atlanta Water & Wastewater RB Series 2001C DN (FSA Insurance, Dexia Credit Local SBPA)) (A-1+, VMIG-1)
2.00%, 02/01/08(c)	3,000	3,000,000
Brunswick & Glynn County Development Authority Economic Development RB (Epworth by the Sea Project) Series 2007 DN (Columbus Bank & Trust LOC) (A, F1)
2.25%, 02/07/08(c)	2,128	2,128,000
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992 DN (A-1, VMIG-1)
1.80%, 02/01/08(c)	6,200	6,200,000
Columbus Development Authority RB Series 2005 DN (Columbus Bank & Trust LOC)
2.24%, 02/07/08(c)	5,860	5,860,000
Columbus Development Authority RB Series 2007 DN (Columbus Bank & Trust LOC)
2.25%, 02/07/08(c)	2,200	2,200,000
Columbus Hospital Authority RB (St. Francis Hospital Project) Series 2000A DN (Columbus Bank & Trust LOC)
2.84%, 02/07/08(c)	9,735	9,735,000
De Kalb County Development Authority RB (Sophia Academy, Inc. Project) Series 2007 DN ( Bank of North Georgia LOC)
2.25%, 02/07/08(c)	4,200	4,200,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC) (VMIG-1)
2.28%, 02/07/08(c)	1,100	1,100,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
2.28%, 02/07/08(c)	3,000	3,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.10%, 02/07/08(b)(c)	2,285	2,285,000
Gwinnett County Development Authority RB (Notre Dame Academy, Inc. Project) Series 2007 DN (Bank of North Georgia LOC)
2.25%, 02/07/08(c)	3,750	3,750,000

		55,558,000

Hawaii — 0.1%
Hawaii GO Series 2007 ROC-RR-II-R-12161 DN (FSA Insurance, Bank of New York Liquidity Facility) (A-1+, VMIG-1)
2.34%, 02/07/08(b)(c)	3,470	3,470,000

Idaho — 0.3%
Idaho GO Series 2007 TAN (SP-1+, MIG-1)
4.50%, 06/30/08	10,100	10,130,716

Illinois — 4.9%
Chicago Board of Education GO Series 2008 ROC-R-II-R-7075 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
2.28%, 02/07/08(b)(c)	2,650	2,650,000
Chicago Board of Education RB Municipal Securities Trust Certificates Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
2.28%, 02/07/08(b)(c)	4,695	4,695,000
Chicago O’Hare International Airport RB MERLOTS Trust Receipts Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
2.51%, 02/07/08(b)(c)	5,250	5,250,000
Chicago Park District GO Series 2007 ROC-RR-II-R-12129 DN (FGIC Insurance, FSA Insurance, Bayerische Landesbank Girozentrale Liquidity Facility) (A-1, VMIG-1)
2.34%, 02/07/08(b)(c)	5,665	5,665,000
Chicago Wastewater Transmission RB Series 2004A DN (MBIA Insurance, Bank One N.A. SBPA) (A-1+, VMIG-1)
3.80%, 02/01/08(c)	40,000	40,000,000

JANUARY 31, 2008	17

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Illinois (Continued)
Cook County Township High School District Number 225 GO PUTTERS Series 2008-2445 DN (JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	$2,690	$2,690,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA) (A-1+)
3.10%, 02/07/08(b)(c)	2,935	2,935,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
2.26%, 02/07/08(b)(c)	2,780	2,780,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC) (A-1+)
3.66%, 05/06/08	10,000	10,000,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2006-06-2001 DN (Landsbank Hessen-Thuringen Girozentrale SBPA) (A-1)
2.26%, 02/07/08(b)(c)	14,000	14,000,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2007-73TP DN (The Goldman Sachs Group, Inc. Liquidity Facility)
2.26%, 02/07/08(b)(c)	10,005	10,005,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
2.26%, 02/07/08(b)(c)	3,500	3,500,000
Illinois GO MERLOTS Trust Receipts Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
2.51%, 02/07/08(b)(c)	2,475	2,475,000
Illinois GO Series 2003B DN (DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
2.07%, 02/07/08(c)	25,500	25,500,000
Illinois Health Facilities Authority GO TECP
2.90%, 03/13/08	10,000	10,000,000
Illinois Health Facilities Authority RB (NorthWestern Memorial Hospital Project) Series 2002C DN (WestLB AG SBPA) (A-1+, VMIG-1)
1.90%, 02/07/08(c)	10,500	10,500,000
Kane County Community Unit School District Number 304 GO Municipal Trust Receipts Floaters Series 2008-2310 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
2.20%, 02/07/08(b)(c)	4,940	4,940,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (McCormick Place Expansion Project) Series 2008DB-476 DN (MBIA Insurance, Deutsche Bank A.G. Liquidity Facility)
2.45%, 02/07/08(b)(c)	20,915	20,915,000

Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Municipal Securities Trust Certificates Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

4.00%, 02/07/08(b)(c)	9,655	9,655,000
Rockford IDRB (Trinity Learning Center Project) Series 2003 DN (M & I Marshall & Ilsley Bank LOC)
2.30%, 02/07/08(c)	3,635	3,635,000
University of Illinois RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
2.51%, 02/07/08(b)(c)	3,500	3,500,000
Will County Community High School District No. 210 Lincoln-Way GO Municipal Trust Receipts Floaters Series 2008-2286 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility) (VMIG-1)
2.27%, 02/07/08(b)(c)	6,625	6,625,000

		201,915,000

Indiana — 3.6%
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group, Inc. LOC) (A-1+)
2.25%, 02/07/08(c)	10,745	10,745,000
Indiana Bond Bank RB (Advance Funding Program) Series 2008A RAN (Bank of New York LOC) (SP-1+)
3.00%, 01/30/09	15,000	15,131,788
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.50%, 05/20/08	12,000	12,025,921
Indiana Bond Bank RB Municipal Securities Trust Certificates Series 2001-177-A DN (Bear Stearns Capital Markets Liquidity Facility) (AAA, A-1)
2.25%, 02/07/08(b)(c)	17,000	17,000,000
Indiana Finance Authority RB PUTTERS Series 2006-1642 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	6,445	6,445,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (A-1+)
2.25%, 02/07/08(c)	16,885	16,885,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank N.A. LOC) (A-1+)
2.25%, 02/07/08(c)	19,645	19,645,000
Indiana Health Facilities Financing Authority RB (Rehabilitation Hospital, Inc., Project) Series 1990 DN (National City Bank N.A. LOC) (VMIG-1)
2.26%, 02/07/08(c)	1,900	1,900,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
2.25%, 02/07/08(c)	4,380	4,380,000
Mount Vernon Industrial School Building Corp. RB MERLOTS Trust Receipts Series 2007D-60 DN (FSA Insurance, State Aid Withholding Insurance, Wachovia Bank N.A. SBPA) (A-1+)
2.36%, 02/07/08(b)(c)	6,080	6,080,000

18	JANUARY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Indiana (Continued)
Porter County Industrial Jail Building Corp. RB MERLOTS Trust Receipts Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
2.36%, 02/07/08(b)(c)	$7,110	$7,110,000
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC)
2.25%, 02/07/08(c)	24,200	24,200,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC) (A-1)
2.25%, 02/07/08(c)	6,730	6,730,000

		148,277,709

Iowa — 2.7%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
2.27%, 02/07/08(c)	8,000	8,000,000
Iowa Finance Authority Health Care Facilities RB (Health Systems Project) Series 2005B-2 DN (AMBAC Insurance, Morgan Stanley Bank SBPA) (VMIG-1)
6.00%, 02/07/08(c)	55,660	55,660,000
Iowa Finance Authority Health Care Facilities RB (Health Systems Project) Series 2005B-3 DN (AMBAC Insurance, Morgan Stanley Bank SBPA) (VMIG-1)
6.00%, 02/07/08(c)	860	860,000
Iowa GO Series 2007 TRAN (MIG-1, F-1+)
4.00%, 06/30/08	9,000	9,027,194
Iowa Higher Education Loan Authority RB Series 2006 DN (LaSalle Bank N.A. LOC) (A-1)
1.85%, 02/01/08(c)	22,035	22,035,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
2.19%, 02/07/08(c)	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
2.22%, 02/07/08(c)	4,500	4,500,000

		109,282,194

Kansas — 0.1%
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility) (VMIG-1)
2.29%, 02/07/08(b)(c)	4,000	4,000,000

Kentucky — 1.4%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
2.82%, 02/07/08(c)	4,050	4,050,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC)
2.34%, 02/07/08(c)	510	510,000
Kentucky Asset Liability Series 2007 98-A TECP (Dexia Credit Local LOC)
3.65%, 02/06/08	20,000	20,000,000
Kentucky Economic Development Finance Authority Hospital Facilities RB (Baptist Health Care Project) Series 1999 C DN (MBIA Insurance, National City Bank N.A. SBPA) (A-1, VMIG-1)
2.50%, 02/01/08(c)	27,615	27,615,000

Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-R-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)

2.28%, 02/07/08(b)(c)	1,750	1,750,000
Louisville & Jefferson Counties Metropolitan Sewer District & Drain System RB MERLOTS Trust Receipts Series 2007D-63 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
2.56%, 02/07/08(b)(c)	3,800	3,800,000

		57,725,000

Louisiana — 2.9%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC)
2.30%, 02/07/08(c)	5,000	5,000,000
Louisiana Correctional Facilities Corp. RB Series 2007 MB (AMBAC Insurance)
4.00%, 09/01/08	1,170	1,172,637
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC) (A-1+)
2.29%, 02/07/08(b)(c)	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
2.29%, 02/07/08(b)(c)	1,040	1,040,000
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
2.25%, 02/07/08(c)	2,935	2,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN
2.27%, 02/07/08(c)	7,500	7,500,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

6.00%, 02/07/08(c)	21,880	21,880,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

6.00%, 02/07/08(c)	19,555	19,555,000

JANUARY 31, 2008	19

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Louisiana (Continued)

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Program) Series 2007 DN (AMBAC Insurance, JPMorgan Chase Bank SBPA) (A-1+)

6.00%, 02/07/08(c)	$5,000	$5,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Project) Series 2007A DN (Regions Bank LOC)
2.28%, 02/07/08(c)	8,785	8,785,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC) (P-1)
2.24%, 02/07/08(c)	4,000	4,000,000
Monroe Sales & Use Tax RB Series 2007A DN (FSA Insurance, JPMorgan Chase Bank SBPA) (A-1+)
2.27%, 02/07/08(c)	19,390	19,390,000

		119,992,637

Maine — 0.1%
Maine School Administrative District No. 051 GO Series 2007 BAN (SP-1+)
3.75%, 12/30/08	4,000	4,022,905

Maryland — 1.4%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
2.83%, 02/07/08(c)	5,040	5,040,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A DN (M&T Bank Corp. LOC) (A-1)
2.81%, 02/07/08(c)(d)	2,135	2,135,000
Maryland Economic Development Corp. RB (Government Insurance Trust Facility Project) Series 2007 DN (M&T Bank Corp. LOC)
2.83%, 02/07/08(c)	4,260	4,260,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
2.77%, 02/07/08(c)	3,190	3,190,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2005A DN (LaSalle Bank N.A. LOC) (VMIG-1)
2.12%, 02/07/08(c)	11,700	11,700,000

Maryland Health & Higher Educational Facilities Authority RB Municipal Trust Receipts Floaters (LifeBridge Health Project) Series 2008-K9WD DN (Assured Guaranty Ltd. Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)

2.14%, 02/07/08(b)(c)	5,080	5,080,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
2.83%, 02/07/08(c)	8,130	8,130,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
2.86%, 02/07/08(c)	3,060	3,060,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
2.83%, 02/07/08(c)	2,500	2,500,000
Washington Suburban Sanitation District GO Series 2008A-7 DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
1.95%, 02/07/08(c)	13,000	13,000,000

		58,095,000

Massachusetts — 3.7%
Chatham GO Series 2007 BAN (SP-1+)
4.00%, 02/01/08	13,800	13,800,000
Cohasset GO Series 2007 BAN (SP-1+)
4.00%, 08/08/08	10,000	10,016,927
Marblehead GO Series 2007 BAN (SP-1+)
4.00%, 08/14/08	8,000	8,013,967
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 DN (Bank of America N.A. LOC, Bank of American N.A. Liquidity Facility)
2.31%, 02/07/08(b)(c)	69,115	69,115,000
Massachusetts Development Finance Agency RB (Hillside School Project) Series 2007 DN (Sovereign Bank LOC, JPMorgan Chase Bank LOC) (A-1+, VMIG-1)
2.21%, 02/07/08(c)	5,000	5,000,000
Massachusetts GO Municipal Trust Receipts Floaters Series 2007-P62W-D DN (Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
2.13%, 02/07/08(b)(c)	25,000	25,000,000
Massachusetts GO Series 2001C MB (AA, Aa2)
5.25%, 12/01/08	5,285	5,430,070

Massachusetts Health & Educational Facilities Authority RB Municipal Trust Receipts Floaters (Northeastern University Project) Series 2007-P105WD DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility) (A-1)

2.85%, 02/07/08(b)(c)	1,200	1,200,000
Massachusetts Water Resources Authority RB Municipal Trust Receipts Floaters Series 2007-07-KL3D DN (FSA Insurance, Bayerische Hypo-Und Vereinsbank Liquidity Facility) (VMIG-1)
2.11%, 02/07/08(b)(c)	11,640	11,640,000

		149,215,964

Michigan — 2.8%
Detroit GO Series 2007 TAN (Scotiabank LOC) (SP-1+)
4.50%, 03/01/08	3,000	3,001,831
Detroit Sewer Disposal RB UBS Municipal Certificates Floaters Series 2007-1026 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
2.26%, 02/07/08(b)(c)	7,260	7,260,000
Detroit Water Supply System RB Series 2006 ROC-RR-II-R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
2.28%, 02/07/08(b)(c)	16,970	16,970,000

20	JANUARY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Michigan (Continued)
Grand Rapids Ecomonic Developement Corp. RB (Cornerstone University Project) Series 2004 DN (National City Bank N.A. LOC) (VMIG-1)
2.26%, 02/07/08(c)	$1,000	$1,000,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC)
2.17%, 02/07/08(c)	7,980	7,980,000
Michigan Building Authority RB (Facilities Program) Series 2007I DN (JPMorgan Chase Bank LOC) (A-1+, VMIG-1)
2.17%, 02/07/08(c)	18,500	18,500,000
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC) (A-1)
2.28%, 02/07/08(c)	5,240	5,240,000
Michigan Hospital Finance Authority RB (Trinity Health Project) Series 2000E DN (AMBAC Insurance, Comercia Bank SBPA)
3.75%, 02/07/08(c)	30,000	30,000,000
Michigan Municipal Bond Authority GO Series 2007B-1 RAN (SP-1+)
4.50%, 08/20/08	15,000	15,065,078
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
2.55%, 02/07/08(b)(c)	9,215	9,215,000

		114,231,909

Minnesota — 1.3%
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Systems RB (Allina Health System Project) Series 2007B-1 DN (MBIA Insurance, Bank of New York SBPA) (VMIG-1)
2.00%, 02/07/08(c)	24,670	24,670,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Municipal Securities Trust Certificates Series 2007-292 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
4.00%, 02/07/08(b)(c)	2,000	2,000,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2005A DN (AMBAC Insurance)
4.32%, 02/07/08(b)(c)	3,450	3,450,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2008DB-520 DN (AMBAC Insurance, Deutsche Bank A.G. Liquidity Facility)
2.26%, 02/07/08(b)(c)	3,000	3,000,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
2.22%, 02/07/08(b)(c)	14,700	14,700,000
West St. Paul ISD Number 197 RB Series 2004 ROC-RR-II-R-6506 DN (Citibank N.A. SBPA) (A-1+)
2.28%, 02/07/08(b)(c)	7,100	7,100,000

		54,920,000

Mississippi — 1.5%
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A DN (A-1+, VMIG-1)
2.15%, 02/07/08(c)	30,000	30,000,000
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
6.00%, 02/07/08(c)	3,425	3,425,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
6.00%, 02/07/08(c)	11,745	11,745,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
6.00%, 02/07/08(c)	15,000	15,000,000
Olive Branch GO Series 2007 MB (AMBAC Insurance) (AAA)
4.00%, 09/01/08	370	370,832

		60,540,832

Missouri — 1.2%
Brentwoood RB (Eager Road Project) Series 2007-2B DN (Compass Bank LOC) (A-1)
3.28%, 02/07/08(c)	13,235	13,235,000
Jackson County Special Obligation RB Series 2006 ROC-RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC) (VMIG-1)
2.53%, 02/07/08(b)(c)	10,055	10,055,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	7,325	7,325,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA) (A-1+)
2.24%, 02/07/08(c)	9,205	9,205,000
St. Louis Board of Education GO MERLOTS Trust Receipts Series 2007C-81 DN (MBIA Insurance, State Aid Direct Deposit Insurance, Bank of New York SBPA) (A-1+)
3.50%, 02/07/08(b)(c)	8,050	8,050,000

		47,870,000

Multi-State — 1.0%
Austin COP Series 2007-144 DN (AMBAC Insurance, Bank of America N.A. Liquidity Facility)
3.10%, 02/07/08(b)(c)	3,960	3,960,000
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1001 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
2.29%, 02/07/08(b)(c)	10,680	10,680,000

JANUARY 31, 2008	21

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Multi-State (Continued)
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1005 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility)
2.29%, 02/07/08(b)(c)	$9,100	$9,100,000
Lehman RB Municipal Trust Receipts Floaters Series 2007-P132-D DN (AMBAC Insurance, Bank of New York Liquidity Facility) (VMIG-1)
2.85%, 02/07/08(b)(c)	17,910	17,910,000

		41,650,000

Nebraska — 0.6%
Central Plains Energy RB MERLOTS Trust Receipts Series 2007E-09 DN (Wachovia Bank N.A. SBPA) (A-1+)
2.24%, 02/07/08(b)(c)	5,215	5,215,000
Omaha Convention Center GO Series 2007 ROC-RR-II-R-12170 DN (Bank of New York Liquidity Facility) (A-1+, VMIG-1)
2.34%, 02/07/08(b)(c)	7,990	7,990,000
Scotts Bluff County Hospital Authority No. 1 RB (Regional West Medical Center Project) Series 2005 DN (Keybank N.A. LOC) (VMIG-1)
2.17%, 02/07/08(c)	10,000	10,000,000

		23,205,000

Nevada — 0.4%
Clark County School District GO PUTTERS Series 2005-1159 DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
2.25%, 02/07/08(b)(c)	3,975	3,975,000
Clark County School District RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
2.28%, 02/07/08(b)(c)	12,495	12,495,000

		16,470,000

New Hampshire — 1.5%
New Hampshire Business Finance Authority RB (Huggins Hospital Project) Series 2007 DN (TD Banknorth N.A. LOC) (A-1+)
1.93%, 02/07/08(c)	5,000	5,000,000
New Hampshire Business Finance Authority RB (Monadnock Community Hospital Project) Series 2007 DN (TD BankNorth N.A. LOC) (A-1+)
1.93%, 02/07/08(c)	8,230	8,230,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A DN (TD Banknorth N.A. LOC)
2.25%, 02/07/08(c)	4,000	4,000,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC) (VMIG-1)
2.23%, 02/07/08(c)	4,310	4,310,000
New Hampshire Business Finance Authority RB (Valley Regional Hospital Project) Series 2003 DN (Bank of New York LOC) (A-1+)
2.25%, 02/07/08(c)	9,955	9,955,000
New Hampshire Higher Education & Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-1633 DN (AMBAC Insurance, Morgan Stanley Municipal Funding Liquidity Facility) (VMIG-1)
3.92%, 02/07/08(b)(c)	28,515	28,515,000

		60,010,000

New Jersey — 0.4%
New Jersey GO Series 2007 TRAN (SP-1+, VMIG-1)
4.50%, 06/24/08	10,000	10,034,509
New Jersey Transportation Trust Fund Authority RB Series 2007 ROC-RR-II-R-1089 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.76%, 02/07/08(b)(c)	7,210	7,210,000

		17,244,509

New Mexico — 1.5%
Bernalillo County Gross Receipts Tax RB Series 2004B DN (MBIA Insurance, Bank of America N.A. SBPA) (AAA, Aaa)
2.55%, 02/07/08(b)(c)	10,320	10,320,000
New Mexico GO Series 2007 TRAN
3.75%, 06/30/08	40,000	40,114,627
University of New Mexico RB Munitops Trust Certificates Series 2005-42 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
2.55%, 02/07/08(b)(c)	10,290	10,290,000

		60,724,627

New York — 1.0%
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
2.12%, 02/07/08(c)	1,255	1,255,000
New York City Municipal Water Finance Authority TECP
3.48%, 02/06/08	14,100	14,100,000
3.38%, 02/15/08	8,900	8,900,000
3.03%, 03/05/08	17,412	17,412,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
2.25%, 02/07/08(c)	60	60,000

		41,727,000

North Carolina — 1.6%
Charlotte Water & Sewer System RB Series 2006B DN (DEPFA Bank Plc SBPA) (A-1+, VMIG-1)
2.13%, 02/07/08(c)	25,000	25,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 1996B DN (Bank of America N.A. Liquidity Facility) (A-1+, VMIG-1)
2.13%, 02/07/08(c)	3,300	3,300,000

22	JANUARY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
North Carolina (Continued)
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
2.28%, 02/07/08(c)	$295	$295,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1, VMIG-1)
1.88%, 02/01/08(c)	2,580	2,580,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
2.28%, 02/07/08(c)	4,250	4,250,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
2.28%, 02/07/08(c)	1,175	1,175,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
2.24%, 02/07/08(b)(c)	5,500	5,500,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
2.28%, 02/07/08(c)	2,640	2,640,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
2.28%, 02/07/08(c)	6,000	6,000,000
University of North Carolina at Chapel Hill RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
2.27%, 02/07/08(b)(c)	5,995	5,995,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility) (A-1+)
2.29%, 02/07/08(b)(c)	10,000	10,000,000

		66,735,000

Ohio — 3.9%
American Municipal Power, Inc. GO Series 2008 TECP (A-1+, P-1)
2.15%, 03/04/08	15,000	15,000,000
American Municipal Power, Inc. RB (Prepayment Project) Series 2007A BAN (AA-, AA3)
5.00%, 02/01/08	8,790	8,790,000

Buckeye Tobacco Settlement Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2125 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty) (A-1, VMIG-1)

2.30%, 02/07/08(b)(c)	3,100	3,100,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2007 DN (U.S. Bank N.A. LOC)
2.23%, 02/07/08(c)	2,075	2,075,000
Cincinnati School District COP Series 2007 ROC-RR-II-R-12049 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+, P-1)
2.34%, 02/07/08(b)(c)	4,400	4,400,000
Clark County Multi-Family RB (Masonic Home Project) Series 1999 DN (AMBAC Insurance, KeyBank N.A. LOC) (VMIG-1)
5.00%, 02/07/08(c)	1,665	1,665,000
Cleveland Waterworks RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA)
2.15%, 02/07/08(c)	11,295	11,295,000
Columbus Regional Airport Authority RB Series 2007 DN (MBIA Insurance)
4.21%, 02/07/08(b)(c)	5,015	5,015,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008-2384 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
2.25%, 02/07/08(b)(c)	6,055	6,055,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	1,400	1,400,000
Columbus Sewerage System RB PUTTERS Series 2008-2466 DN (Morgan Stanley Municipal Funding Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	2,650	2,650,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC) (A-1)
2.12%, 02/07/08(c)	2,100	2,100,000
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 DN (JPMorgan Chase Bank LOC)
2.25%, 02/07/08(c)	1,850	1,850,000
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
2.18%, 02/07/08(c)	5,700	5,700,000
Franklin County Health Care Facilities RB (Ohio Presbyterian Retirement Services Project) Series 2006A DN (National City Bank N.A. LOC) (A-1)
2.22%, 02/07/08(c)	10,000	10,000,000
Franklin County Health Care Facilities RB (Ohio Presbyterian Retirement Services Project) Series 2006C DN (National City Bank N.A. LOC) (A-1+)
2.22%, 02/07/08(c)	9,665	9,665,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
2.82%, 02/07/08(c)	280	280,000
Hamilton County Healthcare Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
2.20%, 02/07/08(c)	850	850,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC) (VMIG-1)
2.20%, 02/07/08(c)	380	380,000
Hamilton County Sewer System Improvement RB (Metropolitan Sewer District Project) Municipal Trust Receipts Floaters Series 2008-2342 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
2.20%, 02/07/08(b)(c)	5,520	5,520,000

JANUARY 31, 2008	23

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Hilliard School District GO Series 2007A BAN
4.00%, 06/12/08	$6,100	$6,106,773
Lakewood School District GO PUTTERS Series 2007-1960 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	3,180	3,180,000
Madeira City School District School Improvement GO Munitops Trust Certificates Series 2006-37 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
2.55%, 02/07/08(b)(c)	6,995	6,995,000
Madeira School District GO Municipal Trust Receipts Floaters Series 2007-K8 DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility (A-1+, VMIG-1)
2.24%, 02/07/08(b)(c)	2,100	2,100,000
Ohio GO (Common Schools Project) Series 2006C DN
2.17%, 02/07/08(c)	1,245	1,245,000
Ohio GO (Full Faith & Credit Highway Project) Series 2004H MB
5.00%, 05/01/08	700	702,210
Ohio GO (Higher Education Project) Series 2002A MB (AAA, Aaa)
5.00%, 08/01/08	3,630	3,653,168
Ohio GO (Highway Capital Improvement Project) Series 1998C MB (AAA, Aaa)
5.00%, 05/01/08	1,000	1,003,009
Ohio GO Municipal Trust Receipts Floaters Series 2008-2340 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
2.20%, 02/07/08(b)(c)	13,420	13,420,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2007-2142 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.05%, 02/07/08(b)(c)	12,870	12,870,000
Ohio Water Development Authority RB (Water Development Pure Water Project) Series 2002B DN (MBIA Insurance, State Street Bank & Trust Co. SBPA) (A-1+, VMIG-1)
4.00%, 02/07/08(c)	6,380	6,380,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
2.21%, 02/07/08(c)	2,000	2,000,000
Westerville GO Munitops Trust Certificates Series 2001 DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
2.55%, 02/07/08(b)(c)	800	800,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
2.24%, 02/07/08(c)	2,130	2,130,000

		160,375,160

Oregon — 1.0%
Klamath Falls Electricity RB Series 1999 MB (Escrowed in U.S. Treasury) (AAA, Aaa)
6.00%, 01/01/09	40,000	41,811,943

Pennsylvania — 2.8%
Allegheny County Hospital Development Authority RB (Presbyterian University Hospital Project) Series 1988B-1 DN (Bank One N.A. LOC) (VMIG-1)
2.15%, 02/07/08(c)	15,500	15,500,000
Delaware Valley Regional Finance Authority Local Government RB Municipal Securities Trust Receipts Series 2007A DN (Societe Generale Liquidity Facility) (A-1+)
2.26%, 02/07/08(b)(c)	22,500	22,500,000
Emmaus General Authority RB Series 1996 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
2.15%, 02/07/08(c)	3,200	3,200,000
Harrisburg Authority School District RB (Harrisburg School District Project) Series 2003 DN (AMBAC Insurance, WestLB AG SBPA) (A-1+)
2.20%, 02/07/08(c)	37,300	37,300,000
Philadelphia Gas Works RB Series 2006-6 DN (FSA Insurance, JPMorgan Chase Bank SBPA, Wachovia Bank N.A. SBPA, Bank of Nova Scotia SBPA) (A-1+)
2.15%, 02/07/08(c)	23,600	23,600,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC) (SP-1+, MIG-1)
4.50%, 06/27/08	7,900	7,923,942
University of Pittsburgh of the Commonwealth System of Higher Education RB (University Capital Project) Series 2007A DN (Fortis Bank SBPA, Banco Bilbao Vizcaya Argentaria S.A. SBPA) (A-1+, VMIG-1)
1.82%, 02/07/08(c)	2,300	2,300,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
2.86%, 02/07/08(c)	1,765	1,765,000

		114,088,942

Puerto Rico — 1.3%

Commonwealth of Puerto Rico GO Series 2007 TRAN (Bank of Nova Scotia, Banque Nationale de Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao Vizcaya Argentaria S.A., KBC Bank N.V. and Banco Santander Central Hisapano LOC) (SP-1+)

4.25%, 07/30/08	20,000	20,081,926
Commonwealth of Puerto Rico Highway & Transportation Authority RB MERLOTS Trust Receipts Series 2007C-111 DN (FSA Insurance, Wachovia Bank N.A. SBPA)
3.50%, 02/07/08(b)(c)	10,475	10,475,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1985 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

2.26%, 02/07/08(b)(c)	6,000	6,000,000

24	JANUARY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Puerto Rico (Continued)

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1986 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

2.26%, 02/07/08(b)(c)	$4,000	$4,000,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1987 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

2.26%, 02/07/08(b)(c)	5,850	5,850,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1988 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility)
2.26%, 02/07/08(b)(c)	2,700	2,700,000

Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1991 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)

2.26%, 02/07/08(b)(c)	5,100	5,100,000

		54,206,926

Rhode Island — 0.4%
East Providence GO Series 2008 TAN (SP-1+)
3.00%, 07/09/08	15,000	15,009,642

South Carolina — 1.4%
Charleston County Hospital Facilities RB Municipal Trust Receipts Floaters (University Medical Associates Project) Series 2007P-138D DN (MBIA Insurance, Bank of New York Liquidity Facility) (VMIG-1)
2.85%, 02/07/08(b)(c)	15,095	15,095,000
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
2.25%, 02/07/08(c)	8,015	8,015,000
Horry County School District GO Series 2007 ROC-RR-II-R-754PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (VMIG-1)
2.28%, 02/07/08(b)(c)	5,680	5,680,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
2.55%, 02/07/08(b)(c)	16,000	16,000,000
South Carolina Educational Facilities Authority RB (Erskine College Project) Series 2006 DN (National Bank of South Carolina LOC)
2.24%, 02/07/08(c)	5,750	5,750,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care, Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
2.25%, 02/07/08(c)	8,000	8,000,000

		58,540,000

Tennessee — 5.3%
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
2.17%, 02/07/08(c)	1,670	1,670,000
Knox County GO Series 2000 MB (AA, Aa2)
6.00%, 02/07/08	1,000	1,019,606
Knoxville Waste Water System RB PUTTERS Series 2006-1292 DN (MBIA Insurance, PB Capital Corp. SBPA) (A-1)
2.50%, 02/07/08(b)(c)	8,060	8,060,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (Morgan Guaranty Trust LOC) (VMIG-1)
2.25%, 02/07/08(b)(c)	60,000	60,000,000
Shelby County GO (Public Improvement & School Project) Series 2006B DN (JPMorgan Chase Bank LOC) (A-1+, VMIG-1)
1.95%, 02/07/08(c)	14,525	14,525,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	12,000	12,000,000
Tennergy Corp. Gas RB PUTTERS Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	8,000	8,000,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2004-90TP DN (Branch Banking & Trust Co. Liquidity Facility)
2.31%, 02/07/08(b)(c)	7,900	7,900,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2006-52G DN (Goldman Sachs & Co., Inc. Guaranty, The Goldman Group, Inc. Liquidity Facility) (A-1+)
2.31%, 02/07/08(b)(c)	12,000	12,000,000
Tennessee Energy Acquisition Corp. Gas RB Municipal Trust Receipts Floaters Series 2007-2154 DN (Morgan Stanley Municipal Funding Liquidity Facility)
2.32%, 02/07/08(b)(c)	22,500	22,500,000
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2172 DN (JPMorgan Chase Bank Liquidity Facility)
2.25%, 02/07/08(b)(c)	41,325	41,325,000
Tennessee Energy Acquisition Corp. Gas RB PUTTERS Series 2007-2375 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	19,860	19,860,000
Tennessee TECP (State Street Bank & Trust Co. LOC) (A-1+, P-1)
3.42%, 02/12/08	6,100	6,100,000

		214,959,606

Texas — 18.4%
Austin Water & Wastewater System RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance) (VMIG-1)
2.46%, 02/07/08(b)(c)	2,475	2,475,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
2.22%, 02/07/08(b)(c)	5,100	5,100,000

JANUARY 31, 2008	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
2.35%, 02/07/08(b)(c)	$2,670	$2,670,000
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	1,000	1,000,000
Cypress-Fairbanks ISD GO Municipal Trust Receipts Floaters (School House Project) Series 2008-2285 DN (PSF Insurance, Morgan Stanely Municpal Funding Liqudity Facility) (A-1+)
2.27%, 02/07/08(b)(c)	3,965	3,965,000
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
2.27%, 02/07/08(b)(c)	11,565	11,565,000
De Soto ISD RB Series 2004 ROC-RR-II-R-2107 DN (PSF Guaranty, Citigroup Global Markets Holdings, Inc. Liquidity Facility) (A-1+)
2.28%, 02/07/08(b)(c)	6,060	6,060,000
Del Valle ISD GO PUTTERS Series 2007-1946 DN (PSF Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 02/07/08(b)(c)	17,255	17,255,000
Eagle Mountain & Saginaw ISD GO Municipal Securities Trust Receipts Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1+)
2.15%, 02/07/08(b)(c)	4,000	4,000,000
Galena Park ISD GO Series 2001 SG-154 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1)
2.26%, 02/07/08(b)(c)	9,900	9,900,000
Garland Electric Utility System RB MERLOTS Trust Receipts Series 2007D-86 DN (FSA Insurance, Wachovia Bank N.A. SBPA)
2.36%, 02/07/08(b)(c)	4,860	4,860,000
Harris County GO Series 2006A MB (AA+, Aa1)
5.00%, 10/01/08	2,775	2,813,120
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2006A DN (A-1+)
2.15%, 02/07/08(c)	51,400	51,400,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2002 ROC-RR-II-R-1029 DN (FSA Insurance) (A-1+)
2.28%, 02/07/08(b)(c)	1,870	1,870,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB (AA+, Aa1)
5.00%, 08/01/08	3,740	3,763,501
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, ABN-AMRO Bank N.V. LOC) (AAA, F1+)
2.27%, 02/07/08(b)(c)	7,400	7,400,000
Houston GO PUTTERS Series 2006-1610 DN (FSA Insurance, JPMorgan Chase Bank LOC) (A-1+)
2.25%, 02/07/08(b)(c)	15,535	15,535,000
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF Guaranty, Bank of America N.A. SBPA) (A-1+, MIG-1)
3.75%, 06/16/08	10,000	10,000,000
Houston ISD GO Municipal Securities Trust Certificates Series 2005A-234 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
2.30%, 02/07/08(b)(c)	7,620	7,620,000
Houston ISD GO PUTTERS Series 2005 DN (PSF Guaranty, JPMorgan Chase & Co. LOC) (VMIG-1)
2.25%, 02/07/08(b)(c)	5,315	5,315,000
Houston TECP (DEFPA Bank Plc LOC) (A-1+, P-1)
3.40%, 02/27/08	17,500	17,500,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (VMIG-1)
2.95%, 02/07/08(b)(c)	14,830	14,830,000
Houston Water & Sewer System RB Series 2007 ROC-RR-II-R-787 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (VMIG-1)
2.29%, 02/07/08(b)(c)	1,600	1,600,000
Judson ISD GO Municipal Trust Receipts Floaters Series 2007-1859 DN (PSF Guaranty, Wells Fargo Bank N.A. Liquidity Facility)
3.45%, 02/07/08(b)	3,940	3,940,000
Lamar Consolidation ISD GO Series 2007 ROC-II-R-10276 DN (PSF Insurance , Citigroup Financial Products Liquidity Facility) (A-1+)
2.28%, 02/07/08(b)(c)	5,120	5,120,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
2.36%, 02/07/08(b)(c)	2,000	2,000,000
Lower Colorado River Authority Series 2007A TECP (JPMorgan Chase & Co. SBPA)
3.65%, 02/06/08	10,000	10,000,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.79%, 02/15/08(c)	9,395	9,395,000
Mansfield ISD GO Munitops Trust Certificates Series 2007-54 DN (PSF Insurance, ABN-AMRO Bank N.V. SBPA)
2.25%, 02/07/08(b)(c)	17,710	17,710,000
North Central Health Facility TECP
2.65%, 06/05/08	13,000	13,000,000
North East ISD GO Series 2000 SG-143 DN (PSF Guaranty, Societe Generale Group Liquidity Facility)
2.26%, 02/07/08(b)(c)	26,515	26,515,000
North Texas Tollway Authority GO Series 2007 BAN (SP-1, MIG-1)
4.12%, 11/19/08	178,000	178,029,094

26	JANUARY 31, 2008

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
Northwest Texas ISD GO MERLOTS Trust Receipts Series 2007D-80 DN (PSF Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
2.22%, 02/07/08(b)(c)	$4,320	$4,320,000
Nueces River TECP (A-1+, VMIG-1)
2.55%, 02/22/08	20,000	20,000,000
Pasadena ISD GO Munitops Trust Certificates Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
2.27%, 02/07/08(b)(c)	10,690	10,690,000
San Antonio GO Series 2007 MB (AA+, Aa1)
4.00%, 08/01/08	1,000	1,005,425
San Antonio RB MERLOTS Trust Receipts Series 2007D-71 DN (Wachovia Bank N.A. SBPA) (A-1+)
2.24%, 02/07/08(b)(c)	3,140	3,140,000
Socorro ISD GO Series 2005 ROC-RR-II-R-2222 DN (Citibank SBPA, PSF Guaranty) (F-1+)
2.28%, 02/07/08(b)(c)	2,480	2,480,000
Texas A&M University RB Series 2003 ROC-RR-II-R-4005 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
2.28%, 02/07/08(b)(c)	4,925	4,925,000
Texas Affordable Housing Corp. Multi-Family Housing RB Municipal Trust Receipts Floaters Series 2006-12TP DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (F-1+)
5.20%, 02/07/08(b)(c)	4,690	4,689,978
Texas Department of Transportation TECP
1.90%, 04/04/08	40,000	40,000,000
Texas GO Eagle Series 2007A DN (Deutsche Bank Liquidity Facility) (A-1)
2.27%, 02/07/08(b)(c)	5,000	5,000,000
Texas GO Eagle Trust Receipts Series 2006A-0126 DN (Citibank N.A. Liquidity Facility) (A-1+)
2.29%, 02/07/08(b)(c)	5,700	5,700,000
Texas GO Municipal Trust Receipts Floaters Series 2005-1147 DN (Morgan Stanley Group SBPA) (F-1+)
2.25%, 02/07/08(b)(c)	4,010	4,010,000
Texas GO Municipal Trust Receipts Floaters Series 2007-1873 DN (Morgan Stanley Group Liquidity Facility)
2.25%, 02/07/08(b)(c)	6,665	6,665,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility) (A-1+)
2.29%, 02/07/08(b)(c)	7,650	7,650,000
Texas GO Series 2007 ROC-RR-II-R-9089 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
2.28%, 02/07/08(b)(c)	4,000	4,000,000
Texas GO Series 2007 ROC-RR-II-R-9090 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
2.28%, 02/07/08(b)(c)	4,285	4,285,000
Texas GO Series 2007 TRAN (SP-1+, MIG-1)
4.50%, 08/28/08	70,000	70,315,093
Texas Municipal Gas Acquisition & Supply Corp. II RB Municipal Trust Receipts Floaters Series 2007-85 DN (The Goldman Sachs Group, Inc. Liquidity Facility)
2.32%, 02/07/08(b)(c)	15,000	15,000,000
Texas Municipal Gas Acquisition & Supply Corp. II RB PUTTERS Series 2007-1989 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	2,500	2,500,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility) (A-1+, AA-)
2.35%, 02/07/08(b)(c)	14,400	14,400,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility) (A-1, AA-)
2.35%, 02/07/08(b)(c)	5,900	5,900,000
Texas Public Finance Authority TECP
2.10%, 04/04/08	13,000	13,000,000
Texas Tech University RB Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance) (A-1)
4.00%, 02/07/08(b)(c)	13,630	13,630,000
Texas Transportation Commission RB PUTTERS Series 2007-2393 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 02/07/08(b)(c)	4,320	4,320,000
Texas Transportation Community-Mobility Funding GO Series 2007 ROC-RR-II-R-9197 DN (Citigroup Financial Products Liquidity Facility) (A-1+)
2.28%, 02/07/08(b)(c)	750	750,000
Texas Water Development Board RB Municipal Trust Receipts Floaters (Revolving Fund Project) Series 2008-2300 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1+)
2.20%, 02/07/08(b)(c)	3,935	3,935,000
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
2.22%, 02/07/08(b)(c)	6,230	6,230,000

		752,746,211

Utah — 0.2%
Murray City Hospital RB (IHC Health Services Project) Series 2003C DN
1.90%, 02/01/08(c)	8,000	8,000,000

Vermont — 1.0%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC)
2.24%, 02/07/08(c)	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC) (VMIG-1)
2.23%, 02/07/08(c)	4,830	4,830,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC)
2.25%, 02/07/08(c)	3,900	3,900,000

JANUARY 31, 2008	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Vermont (Continued)
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC) (VMIG-1)
1.93%, 02/01/08(c)	$22,200	$22,200,000

		38,705,000

Virginia — 0.5%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC) (VMIG-1)
2.12%, 02/07/08(c)	9,000	9,000,000
Hampton Roads Regional Jail Authority Facilities RB Series 2004 ROC-RR-II-R-2156 MB (MBIA Insurance, Citibank N.A. Liquidity Facility) (MIG-1)
3.70%, 02/07/08(b)	4,175	4,175,000
Virginia Commonwealth University Health Systems Authority RB Series 2008B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
1.85%, 02/01/08(c)	5,000	5,000,000
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility) (A-1+)
2.28%, 02/07/08(b)(c)	100	100,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC) (VMIG-1)
3.45%, 02/07/08(b)(c)	1,115	1,115,000

		19,390,000

Washington — 2.4%
Central Puget Sound Regional Transit Authority RB MERLOTS Trust Receipts Series 2007D-76 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
2.22%, 02/07/08(b)(c)	5,000	5,000,000
King County Sewer RB ROC-RR-R-9199 Series 2008 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
2.28%, 02/07/08(b)(c)	1,900	1,900,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
2.15%, 02/07/08(b)(c)	4,000	4,000,000
Seattle Municipal Light & Power RB MERLOTS Trust Receipts Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
2.22%, 02/07/08(b)(c)	7,350	7,350,000
Spokane County School District No. 081 GO Series 2003 ROC-RR-II-R-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
2.28%, 02/07/08(b)(c)	3,520	3,520,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC) (A-1)
2.25%, 02/07/08(b)(c)	2,136	2,136,500
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+)
2.24%, 02/07/08(b)(c)	12,415	12,415,000
Washington GO PUTTERS Series 2007-2284 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.50%, 02/07/08(b)(c)	24,135	24,135,000
Washington GO PUTTERS Series 2008-2437 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.25%, 02/07/08(b)(c)	2,405	2,405,000
Washington GO Series 2007 ROC-RR-II-R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
2.28%, 02/07/08(b)(c)	8,020	8,020,000
Washington GO Series 2008DB-497 DN (Deutsche Bank A.G. Liquidity Facility)
2.26%, 02/07/08(b)(c)	2,655	2,655,000
Washington GO Series 2008 ROC-RR-II-R-1096 DN (Citigroup Financial Products Liquidity Facility) (A-1+)
2.28%, 02/07/08(b)(c)	1,300	1,300,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
2.20%, 02/01/08(c)	23,520	23,520,000

		98,356,500

West Virginia — 0.1%

West Virginia Economic Development Authority RB (Juvenile Correctional Project) Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)

4.00%, 02/07/08(b)(c)	4,990	4,990,000

Wisconsin — 2.4%
Southeast Wisconsin Professional Baseball Park RB MERLOTS Trust Receipts Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
2.51%, 02/07/08(b)(c)	3,280	3,280,000
Wisconsin Community Bank GO Series 2007 TECP
3.35%, 02/05/08	20,000	20,000,000
Wisconsin GO Series 2007 MB (MIG-1, F-1+)
4.50%, 06/16/08	11,000	11,029,963
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B DN (M & I Marshall & Ilsley Bank LOC)
2.16%, 02/07/08(c)	28,500	28,500,000
Wisconsin Health & Educational Facilities Authority RB (Mercy Alliance, Inc. Project) Series 2007 DN (M & I Marshall & Ilsley Bank LOC)
2.16%, 02/07/08(c)	4,545	4,545,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (M & I Marshall & Ilsley Bank LOC) (A-1)
2.16%, 02/07/08(c)	2,295	2,295,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (M & I Marshall & Ilsley Bank LOC) (A-1)
2.16%, 02/07/08(c)	8,700	8,700,000

28	JANUARY 31, 2008

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Wisconsin (Continued)
Wisconsin Health & Educational Facilities Authority TECP
2.71%, 04/01/08	$9,475	$9,475,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC) (MIG-1)
4.50%, 09/18/08	2,300	2,312,135
Wisconsin TECP
2.71%, 04/01/08	9,038	9,038,000

		99,175,098

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.6%
(Cost $3,864,246,815)		3,864,246,815

Affiliated Investments — 0.5%
Florida — 0.0%
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty) (VMIG-1)
2.28%, 2/07/08(b)(c)	2,130	2,130,000

Multi-State — 0.1%
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA) (A-1+)
2.75%, 2/07/08(b)(c)	2,590	2,590,000

New Jersey — 0.1%
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1)
2.21%, 2/07/08(b)(c)	2,200	2,200,000

Ohio — 0.1%
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (FSA Insurance, Svenska Handelsbanken AB SBPA) (A-1+)
3.60%, 2/07/08(b)(c)	3,845	3,845,000

Pennsylvania — 0.2%
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+)
2.24%, 2/07/08(b)(c)	8,815	8,815,000

TOTAL AFFILIATED INVESTMENTS
(Cost $19,580,000)		19,580,000

TOTAL INVESTMENTS IN SECURITIES — 95.1%
(Cost $3,883,826,815(a))		3,883,826,815
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.9%		201,132,395

NET ASSETS — 100.0%		$4,084,959,210

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2008, the Fund held 38.6% of its net assets, with a current market value of $1,575,792,478, in securities restricted as to resale.

(c)	Rate shown is the rate as of January 31, 2008 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of January 31, 2008, the Fund held 0.1% of its net assets, with a current market value of $2,135,000 and an original cost of $2,135,000 in these securities.

JANUARY 31, 2008	29

Schedule of Investments As of January 31, 2008 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 96.4%
Alabama — 2.1%
Alabama HFA Single Family Mortgage RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty) (Aa2, VMIG-1)
2.43%, 2/07/08(b)	$1,155	$1,155,000
Alabama HFA Single Family Mortgage RB Series 2007H AMT DN (Bayerische Landesbank Girozentrale Guaranty) (Aa2, VMIG-1)
2.43%, 2/07/08(b)	10,000	10,000,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (SouthTrust Bank N.A. LOC)
2.92%, 2/07/08(b)	855	855,000
Jefferson County Economic IDRB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC) (F-1)
2.30%, 2/07/08(b)	1,365	1,365,000
Jefferson County GO Series 2001B DN (JPMorgan Chase & Co. SBPA, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
1.88%, 2/01/08(b)	3,800	3,800,000
Tuscaloosa IDRB Series 2000A AMT DN (SouthTrust Bank N.A. LOC)
2.92%, 2/07/08(b)	1,235	1,235,000

		18,410,000

Arizona — 0.4%
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1)
3.75%, 3/03/08(b)	3,300	3,300,000

Arkansas — 1.7%

Arkansas Development Finance Authority Single Family Housing RB (Morgan Keegan Municipal Products, Inc. Project) Trust Receipts Series 2006D AMT DN (IXIS Funding Corp. Guaranty, Lloyds TSB Bank Plc Liquidity Facility) (A-1+)

2.92%, 2/07/08(b)(c)	10,000	10,000,000

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, State Street Bank & Trust Co. LOC) (A-1+)

2.28%, 2/07/08(b)	5,000	5,000,000

		15,000,000

California — 0.1%
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
2.35%, 2/07/08(b)(c)	470	470,000
California Housing Finance Agency Home Mortgage RB Series 2006C DN (Calyon Bank SBPA) (A-1+, VMIG-1)
2.00%, 2/01/08(b)	100	100,000

		570,000

District of Columbia — 1.7%
District of Columbia RB (Washington Drama Society, Inc. Project) Series 2008 DN (JPMorgan Chase Bank LOC) (VMIG-1)
2.15%, 2/07/08(b)	5,000	5,000,000
Metropolitan Airport Authority System RB PUTTERS Series 2007-2070 AMT DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.77%, 2/07/08(b)(c)	10,000	10,000,000

		15,000,000

Florida — 6.2%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
3.24%, 2/07/08(b)	7,000	7,000,000
Highlands County Health Facilities Authority RB Series 1996A DN (SunTrust Bank LOC) (A-1+, VMIG-1)
2.12%, 2/07/08(b)	2,400	2,400,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
2.45%, 2/07/08(b)	1,770	1,770,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
2.38%, 2/07/08(b)	1,650	1,650,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
1.88%, 2/01/08(b)	5,215	5,215,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
2.31%, 2/07/08(b)	2,055	2,055,000

Manatee County HFA Multil-Family Housing RB (Housing Village At Cortez Apartments Project) Series 2003A AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility) (VMIG-1)

2.32%, 2/07/08(b)	11,800	11,800,000
Orlando & Orange County Expressway Authority RB Series 2005B-1 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
3.10%, 2/07/08(b)	12,250	12,250,000
Orlando & Orange County Expressway Authority RB Series 2005C DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
6.00%, 2/07/08(b)	10,100	10,100,000

		54,240,000

Georgia — 5.1%
Burke County Development Authority PCRB (Georgia Power Co. Plant Vogtle Project) Series 1992 DN (A-1, VMIG-1)
1.80%, 2/01/08(b)	5,955	5,955,000
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
2.28%, 2/07/08(b)	300	300,000
Fulton County Development Authority Airport Facility RB (Flightsafety International, Inc. Project) Series 1999B AMT DN (VMIG-1)
2.20%, 2/07/08(b)	34,870	34,870,000

30	JANUARY 31, 2008

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Georgia (Continued)
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
2.40%, 2/07/08(b)	$1,000	$1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
2.40%, 2/07/08(b)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
2.40%, 2/07/08(b)	1,000	1,000,000

		44,125,000

Illinois — 3.9%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
2.32%, 2/07/08(b)	2,825	2,825,000
Chicago Multi-Family Housing RB Munitops Trust Certificates Series 2006 AMT DN (Governtment National Mortgage Assoc. Collateralized Insurance, Bank of America N.A. SBPA) (VMIG-1)
2.32%, 2/07/08(b)(c)	6,955	6,955,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC) (A-1+)
2.40%, 2/07/08(b)	1,565	1,565,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
2.37%, 2/07/08(b)	1,910	1,910,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1+)
2.25%, 2/07/08(b)	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
2.30%, 2/07/08(b)	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
2.30%, 2/07/08(b)	3,895	3,895,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC) (A-1+)
3.66%, 5/06/08	7,000	7,000,000
Illinois Finance Authority RB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase Bank LOC)
2.87%, 2/07/08(b)	2,995	2,995,000
Illinois Housing Development Authority RB Series 2007H-2 AMT MB (A-1+, VMIG-1)
3.48%, 2/07/08	1,045	1,045,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
2.37%, 2/07/08(b)	1,300	1,300,000

		33,730,000

Indiana — 4.6%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (Star Financial Bank LOC, U.S. Bank N.A. LOC) (A-1+)
2.37%, 2/07/08(b)	1,690	1,690,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
2.42%, 2/07/08(b)	865	865,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
2.42%, 2/07/08(b)	1,320	1,320,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
2.30%, 2/07/08(b)	2,250	2,250,000
Indiana Bond Bank RB (Advance Funding Program) Series 2008A RAN (Bank of New York LOC) (SP-1+)
3.00%, 1/30/09	10,000	10,087,859
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC) (SP-1+)
4.50%, 5/20/08	4,500	4,509,720
Indiana Economic Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
2.49%, 2/07/08(b)	5,300	5,300,000
Indiana Economic Development Finance Authority RB (IVC Industrial Coatings, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
2.30%, 2/07/08(b)	3,800	3,800,000
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
2.65%, 2/07/08(b)	350	350,000
Indiana Finance Authority Health Care Facilities RB (BehaviorCorp, Inc. Project) Series 2007 DN (Hunington National Bank LOC)
2.35%, 2/07/08(b)	2,800	2,800,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC)
2.45%, 2/07/08(b)	2,725	2,725,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
2.35%, 2/07/08(b)	900	900,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
2.47%, 2/07/08(b)	750	750,000
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
2.37%, 2/07/08(b)	3,030	3,030,000

		40,377,579

Iowa — 0.5%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
2.93%, 2/07/08(b)(d)	3,535	3,535,000

JANUARY 31, 2008	31

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Iowa (Continued)
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC)
2.50%, 2/07/08(b)	$1,000	$1,000,000

		4,535,000

Kansas — 0.3%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT DN (Federal Home Loan Bank LOC, Arvest Bank LOC) (A-1+, AAA)
2.30%, 2/07/08(b)	2,250	2,250,000

Kentucky — 4.3%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
2.40%, 2/07/08(b)	785	785,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (Peoples Bank LOC, Firstar Bank N.A. LOC)
2.45%, 2/07/08(b)	945	945,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC)
2.40%, 2/07/08(b)	1,010	1,010,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
2.50%, 2/07/08(b)	3,320	3,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
2.50%, 2/07/08(b)	7,400	7,400,000
Kentucky Public Energy Authority Gas Supply RB Series 2007A-1 DN (Societe Generale Group SBPA) (Aa1, VMIG-1)
2.20%, 2/07/08(b)	9,100	9,100,000
Louisville & Jefferson County Kentucky Regional Airport Authority Special Facilities RB (UPS Worldwide Forwarding Project) Series 1999B AMT DN (UPS Guaranty) (A-1+, VMIG-1)
1.97%, 2/01/08(b)	5,900	5,900,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT DN (National Rural Utilities Guaranty) (VMIG-1)
3.75%, 2/15/08(b)	8,500	8,500,000

		36,960,000

Louisiana — 3.6%
Ascension RB (BASF Corp. Project) Series 1997 AMT DN (P-1)
2.07%, 2/01/08(b)	6,000	6,000,000
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
2.30%, 2/07/08(b)	2,150	2,150,000
East Baton Rouge RB (Morgan Keegan Municipal Products, Inc. Project) Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Band Plc SBPA) (A-1+)
2.34%, 2/07/08(b)(c)	3,000	3,000,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC) (A-1)
2.33%, 2/07/08(b)	2,050	2,050,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN (A-1+)
2.36%, 2/07/08(b)	6,000	6,000,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
2.45%, 2/07/08(b)	1,140	1,140,000
New Orleans Finance Authority RB Morgan Keegan Municipal Products, Inc. Municipal Trust Receipts Floaters Series 2006G AMT DN (Lloyds TSB Bank Plc LOC) (A-1+)
2.34%, 2/07/08(b)(c)	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC)
2.30%, 2/07/08(b)	2,425	2,425,000
Plaquemines Parish Environmental RB (BP Exploration & Oil, Inc. Project) Series 1995 AMT DN (A-1+, P-1)
1.87%, 2/01/08(b)	6,000	6,000,000

		31,265,000

Maine — 0.2%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC) (A-1+)
2.30%, 2/07/08(b)	1,800	1,800,000

Maryland — 4.1%
Maryland Community Development Administration RB Municipal Securities Trust Certificates Series 2007-7057 AMT DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.30%, 2/07/08(b)(c)	4,650	4,650,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
2.88%, 2/07/08(b)	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC) (A-1)
2.83%, 2/07/08(b)	5,490	5,490,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
2.93%, 2/01/08(b)	665	665,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
2.88%, 2/07/08(b)	1,920	1,920,000
Maryland Economic Development Corp. RB (Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
2.93%, 2/07/08(b)	4,960	4,960,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
2.93%, 2/07/08(b)	2,100	2,100,000

32	JANUARY 31, 2008

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Maryland (Continued)
Washington Suburban Sanitation District GO Series 2008A-7 DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
1.95%, 2/07/08(b)	$10,000	$10,000,000

		35,435,000

Michigan — 7.2%
Detroit GO Series 2007 TAN (Scotiabank LOC) (SP-1+)
4.50%, 3/01/08	3,000	3,001,832
Michigan Housing Development Authority RB Series 2007D AMT DN (A-1+)
3.05%, 10/24/08(b)	10,000	10,000,000
Michigan Municipal Bond Authority GO Series 2007B-2 RAN (Scotiabank LOC) (SP-1+)
4.50%, 8/20/08	4,400	4,419,089
Michigan Strategic Fund Ltd. Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
2.50%, 2/07/08(b)	3,200	3,200,000
Michigan Strategic Fund Ltd. Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
2.47%, 2/07/08(b)	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
2.35%, 2/07/08(b)	1,730	1,730,000
Michigan Strategic Fund Ltd. Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
2.80%, 2/07/08(b)	450	450,000
Michigan Strategic Fund Ltd. Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC)
2.45%, 2/07/08(b)	1,570	1,570,000
Michigan Strategic Fund Ltd. Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
2.35%, 2/07/08(b)	2,800	2,800,000
Michigan Strategic Fund Ltd. Obligation RB (John A Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC)
2.45%, 2/07/08(b)	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC)
2.55%, 2/07/08(b)	1,000	1,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
2.50%, 2/07/08(b)	2,720	2,720,000
Michigan Strategic Fund Ltd. Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
2.45%, 2/07/08(b)	1,870	1,870,000
Michigan Strategic Fund Ltd. Obligation RB (Pyper Products Corp. Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
2.35%, 2/07/08(b)	2,010	2,010,000
Michigan Strategic Fund Ltd. Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
2.35%, 2/07/08(b)	2,180	2,180,000
Michigan Strategic Fund Ltd. Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
2.35%, 2/07/08(b)	2,100	2,100,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank N.A. LOC)
2.35%, 2/07/08(b)	6,550	6,550,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
2.37%, 2/07/08(b)	3,600	3,600,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-2)
2.37%, 2/07/08(b)	10,300	10,300,000

		62,500,921

Minnesota — 0.2%
Becker IDRB (Plymouth Foam Project) Series 2004 DN (Associated Bank N.A. LOC)
2.31%, 2/07/08(b)	1,770	1,770,000

Missouri — 1.0%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
2.38%, 2/07/08(b)	2,925	2,925,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktiengesellsch Liquidity Facility) (A-1+)
2.36%, 2/07/08(b)	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
2.33%, 2/07/08(b)	1,720	1,720,000

		8,645,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
2.27%, 2/07/08(b)(c)	995	995,000

Multi-State — 2.6%
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 AMT DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
2.45%, 2/07/08(b)	22,503	22,503,373

New Hampshire — 0.3%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
2.31%, 2/07/08(b)	800	800,000

JANUARY 31, 2008	33

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New Hampshire (Continued)
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC) (A-1)
2.35%, 2/07/08(b)	$1,645	$1,645,000

		2,445,000

New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority RB Series 2007 ROC-RR-II-R-1089 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
3.76%, 2/07/08(b)(c)	7,000	7,000,000

New Mexico — 0.2%
New Mexico Mortgage Finance Authority RB Series 2007-56TP AMT DN (The Goldman Sachs Group, Inc. Liquidity Facility) (A-1)
2.29%, 2/07/08(b)(c)	1,700	1,700,000

New York — 2.2%
Lewis County IDRB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
2.32%, 2/07/08(b)	730	730,000
New York Mortgage Agency Homeowner Mortgage RB Series 2006-139 AMT DN (Dexia Credit Local SBPA) (VMIG-1)
1.83%, 2/01/08(b)	15,800	15,800,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
2.31%, 2/07/08(b)	1,040	1,040,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC) (A-1+)
2.32%, 2/07/08(b)	1,595	1,595,000

		19,165,000

North Carolina — 3.8%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
1.88%, 2/01/08(b)	2,903	2,903,000
Mecklenburg County COP Series 2005 DN (Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
2.13%, 2/07/08(b)	6,055	6,055,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
2.38%, 2/07/08(b)	1,000	1,000,000
North Carolina Education Assistance Authority RB (Student Loan Project) Series 2005A-4 AMT DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
5.18%, 2/07/08(b)	10,650	10,650,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN (A-1+, VMIG-1)
1.75%, 2/07/08(b)	3,500	3,500,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT DN (Citibank N.A. Liquidity Facility) (VMIG-1)
2.36%, 2/07/08(b)(c)	1,850	1,850,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
2.38%, 2/07/08(b)	1,165	1,165,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC) (VMIG-1)
2.30%, 2/07/08(b)	1,100	1,100,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
2.38%, 2/07/08(b)	1,650	1,650,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
2.30%, 2/07/08(b)	2,080	2,080,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
2.24%, 2/07/08(b)	700	700,000

		32,653,000

North Dakota — 0.1%
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
2.29%, 2/07/08(b)(c)	895	895,000

Ohio — 4.1%
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2007 BAN
3.78%, 8/14/08	1,000	1,000,000
American Municipal Power, Inc. GO Series 2008 TECP (A-1+, P-1)
2.15%, 3/04/08	5,000	5,000,000
Cuyahoga County RB (Great Lakes Brewing Co. Project) Series 2007 AMT DN (Huntington National Bank LOC)
2.45%, 2/07/08(b)	1,000	1,000,000
Delaware County Economic Development RB (The Columbus Zoological Park Assoc., Inc. Project) Series 2003 DN (Huntington National Bank LOC)
2.35%, 2/07/08(b)	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
2.31%, 2/07/08(b)	310	310,000
Dover GO (Municipal Electric Systems Improvements Project) Series 2007 BAN
4.25%, 6/05/08	485	485,845
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
2.35%, 2/07/08(b)	735	735,000
Hamilton County Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center Project) Series 2007M DN (JPMorgan Chase Bank LOC) (VMIG-1)
2.17%, 2/07/08(b)	4,900	4,900,000
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
2.31%, 2/07/08(b)	855	855,000

34	JANUARY 31, 2008

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Mason GO (Downtown Improvements Project) Series 2007 BAN
4.50%, 6/04/08	$1,685	$1,689,402
Montgomery County Healthcare Facilities RB (Kittering Affiliated Project) Series 2002 DN (JPMorgan Chase Bank LOC) (A-1, P-1)
2.23%, 2/07/08(b)	1,300	1,300,000
Montgomery County RB (Miami Valley Hospital Project) Series 1998A DN (National City Bank N.A. SBPA) (VMIG-1)
1.90%, 2/01/08(b)	1,250	1,250,000
Ohio GO (Common Schools Project) Series 2005A DN (A-1+, VMIG-1)
2.05%, 2/07/08(b)	1,100	1,100,000
Ohio Higher Educational Facility RB (Cedarville University Project) Series 2004 DN (KeyBank N.A. LOC)
2.24%, 2/07/08(b)	1,700	1,700,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA) (VMIG-1)
2.29%, 2/07/08(b)(c)	3,255	3,255,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
2.50%, 2/07/08(b)	8,000	8,000,000
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
2.37%, 2/07/08(b)	365	365,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
2.31%, 2/07/08(b)	2,160	2,160,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
2.31%, 2/07/08(b)	400	400,000

		35,515,247

Oklahoma — 0.5%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project ) Series 1998 AMT DN (Bank One N.A. LOC)
2.30%, 2/07/08(b)	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
2.50%, 2/07/08(b)	1,480	1,480,000

		4,330,000

Oregon — 0.7%

Oregon Housing & Community Services Department RB (Redwood Park Apartments Project) Series 2005F AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility) (VMIG-1)

2.16%, 2/07/08(b)	5,900	5,900,000

Pennsylvania — 7.3%
Butler County IDRB (Concordia Lutheran Project) Series 2000C DN (Bank of America N.A. LOC) (A-1)
2.12%, 2/07/08(b)	3,640	3,640,000
Emmaus General Authority RB Series 1996 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
2.15%, 2/07/08(b)	6,830	6,830,000
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC)
2.45%, 2/07/08(b)	2,180	2,180,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
1.90%, 2/01/08(b)	6,200	6,200,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2004 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (A-1+, VMIG-1)
5.15%, 2/07/08(b)	24,050	24,050,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
3.00%, 2/07/08(b)	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
2.44%, 2/07/08(b)	8,500	8,500,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC) (SP-1+, MIG-1)
4.50%, 6/27/08	5,925	5,942,956

		63,142,956

South Carolina — 1.4%
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
2.30%, 2/07/08(b)	2,230	2,230,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
2.24%, 2/07/08(b)	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (SunTrust Bank LOC) (Aa2, VMIG-1)
2.24%, 2/07/08(b)	2,950	2,950,000
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
2.35%, 2/07/08(b)	6,250	6,250,000

		12,530,000

South Dakota — 0.4%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC)
2.29%, 2/07/08(b)	3,800	3,800,000

Tennessee — 1.3%
Chattanooga IDRB (T.B. Woods, Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC)
2.35%, 2/07/08(b)	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
2.40%, 2/07/08(b)	1,200	1,200,000

JANUARY 31, 2008	35

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Tennessee (Continued)
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
2.35%, 2/07/08(b)	$2,385	$2,385,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
2.24%, 2/07/08(b)	2,800	2,800,000
Morgan Keegan Municipal Products, Inc. RB Trust Receipts Series 2007F DN (Banque Nationale de Paribas SBPA) (A-1+, VMIG-1)
2.34%, 2/07/08(b)(c)	1,720	1,720,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
2.35%, 2/07/08(b)	1,080	1,080,000

		11,475,000

Texas — 17.5%
Dallas County Community College District GO Series 2007 TECP (Dexia Credit Local SBPA) (P-1)
2.70%, 3/06/08	52,500	52,500,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT DN (A-1+)
1.80%, 2/01/08(b)	50	50,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 DN (MBIA Insurance, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
2.50%, 2/01/08(b)	1,200	1,200,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB (AA+, Aa1)
5.00%, 8/01/08	1,800	1,811,311
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities RB (Exxon Mobil Project) Series 2001 AMT DN (A-1+, VMIG-1)
1.80%, 2/01/08(b)	6,680	6,680,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.79%, 2/15/08(b)	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
2.42%, 2/07/08(b)	728	727,500
North Texas Tollway Authority GO Series 2007 BAN (SP-1, MIG-1)
4.12%, 11/19/08	15,500	15,506,257
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (Flint Hills Resources Guaranty) (A-1, P-1)
2.44%, 2/07/08(b)	2,000	2,000,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC)
2.35%, 2/07/08(b)	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
2.29%, 2/07/08(b)(c)	1,220	1,220,000
Texas College GO (Student Loans Project) Series 2006 AMT MB (State Street Bank & Trust SBPA) (A-1+, VMIG-1)
3.75%, 8/01/08	5,000	5,000,000
Texas GO (Water Financial Assistance Project) Series 2008DB-499 AMT DN (Deutsche Bank SBPA) (F-1+)
2.29%, 2/07/08(b)(c)	2,405	2,405,000
Texas GO Series 2007 TRAN (SP-1+, MIG-1)
4.50%, 8/28/08	50,000	50,225,059
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility) (A-1, AA-)
2.35%, 2/07/08(b)(c)	1,800	1,800,000
University of Texas Financing System RB Series 2007B DN (University of Texas System Board Liquidity Facility) (A-1+, VMIG-1)
2.25%, 2/07/08(b)	3,000	3,000,000

		152,135,127

Virginia — 1.9%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
2.33%, 2/07/08(b)	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
2.35%, 2/07/08(b)	4,270	4,270,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
2.29%, 2/07/08(b)	1,938	1,938,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
2.39%, 2/07/08(b)	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC)
2.29%, 2/07/08(b)	1,648	1,648,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
2.27%, 2/07/08(b)(c)	65	65,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
2.29%, 2/07/08(b)(c)	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
2.50%, 2/07/08(b)	55	55,000

		16,381,000

Washington — 1.2%
Washington Economic Development Finance Authority RB (Delta Marine Industries Project) Series 2007A AMT DN (Key Bank N.A. LOC) (A-1+)
2.32%, 2/07/08(b)	10,000	10,000,000

36	JANUARY 31, 2008

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Washington (Continued)
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
2.20%, 2/01/08(b)	$400	$400,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
2.30%, 2/07/08(b)	385	385,000

		10,785,000

Wisconsin — 1.0%
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
2.50%, 2/07/08(b)	420	420,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC)
2.50%, 2/07/08(b)	1,820	1,820,000
Wisconsin GO Series 2007 MB (MIG-1, F-1+)
4.50%, 6/16/08	3,300	3,308,989
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
2.40%, 2/07/08(b)	1,890	1,890,000
Wisconsin School Districts Cash Flow Management Program COP Series 2007A-1 BAN (U.S. Bank N.A. LOC) (MIG-1)
4.50%, 9/18/08	1,130	1,135,962

		8,574,951

Wyoming — 1.8%
Campbell County IDRB (Two Elk Partners Project) Series 2007 MB (Citibank N.A. LOC) (A-1+)
3.65%, 11/28/08(b)	9,000	9,000,000
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
2.37%, 2/07/08(b)	1,950	1,950,000
Sublette County PCRB (Exxon Project) Series 1987A DN (Exxon Mobil Corp. Guaranty) (A-1+, P-1)
1.80%, 2/01/08(b)	5,100	5,100,000

		16,050,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 96.4%
(Cost $837,889,154)		837,889,154

Affiliated Investments — 0.1%
Oregon — 0.1%
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
2.80%, 2/07/08(b)(c)
(Cost $1,420,000)	1,420	1,420,000

TOTAL INVESTMENTS IN SECURITIES — 96.5%
(Cost $839,309,154(a))		839,309,154
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.5%		30,172,762

NET ASSETS — 100.0%		$869,481,916

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the rate as of January 31, 2008 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2008, the Fund held 7.6% of its net assets, with a current market value of $66,305,000, in securities restricted as to resale.
(d)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of January 31, 2008, the Fund held 0.4% of its net assets, with a current market value of $3,535,000 and an original cost of $3,535,000 in these securities.

JANUARY 31, 2008	37

Schedule of Investments As of January 31, 2008 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 84.0%
California — 79.0%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek At Union City Project) Series 2008A DN (Bank of America N.A. SBPA) (A-1+)
1.80%, 2/01/08(b)	$25,000	$25,000,000
Alameda County RB Municipal Securities Trust Certificates Series 2001-521 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+, VMIG-1)
3.42%, 2/07/08(b)(c)	3,395	3,395,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
1.82%, 2/07/08(b)	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
1.77%, 2/07/08(b)	1,700	1,700,000
Alhambra Unified School District GO (Land Aquisitions Notes Project) Series 2007 BAN
4.50%, 6/30/08	2,925	2,933,548
Anaheim City School District GO Series 2007 ROC-RR-II-10018Z DN (MBIA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
2.67%, 2/07/08(b)(c)	5,000	5,000,000
Anaheim Redevelopment Agency Tax Allocation RB (Merged Redevelopment Project) Series 2007DB-490 DN (FSA Insurance, Deutsche Bank Liquidity Facility) (AAA, F-1+)
2.21%, 2/07/08(b)(c)	5,300	5,300,000
Arcadia United School District GO PUTTERS Series 2007-1716 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
2.25%, 2/01/08(b)(c)	1,000	1,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2004B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
2.37%, 2/07/08(b)	2,650	2,650,000

Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2004C DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA, Landesbank Hessen-Thueringen Girozentrale SBPA) (A-1+, VMIG-1)

1.95%, 2/07/08(b)	10,000	10,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006A-1 DN (AMBAC Insurance, Lloyds TSB Bank Plc SBPA) (A-1+, VMIG-1)
2.60%, 2/07/08(b)	11,000	11,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007E-3 DN (AMBAC Insurance, Calyon Bank SBPA) (A-1+, VMIG-1)
2.00%, 2/07/08(b)	8,100	8,100,000

California Department of Water Resource Power Supply RB Municipal Trust Receipts Floaters (Central Valley Project) Series 2007-106G DN (The Goldman Sachs Group, Inc. Liquidity Facility, The Goldman Sachs Group, Inc. Guaranty) (A-1+, VMIG-1)

3.50%, 2/07/08(b)(c)	25,430	25,430,000
California Department of Water Resource Power Supply RB PUTTERS Series 2004-459 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+, AAA)
2.30%, 2/07/08(b)(c)	3,100	3,100,000
California Department of Water Resource Power Supply RB Series 2002B-1 DN (Bank of New York, CALSTERS LOC) (A-1+, VMIG-1)
1.57%, 2/01/08(b)	13,900	13,900,000
California Department of Water Resource Power Supply RB Series 2002B-2 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
1.65%, 2/01/08(b)	13,800	13,800,000
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank Girozentrale LOC, WestLB AG LOC) (A-1+, VMIG-1)
1.67%, 2/01/08(b)	4,100	4,100,000
California Department of Water Resource Power Supply RB Series 2002C-1 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
1.92%, 2/07/08(b)	10,000	10,000,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (JPMorgan Chase Bank LOC, CALSTERS LOC) (A-1+, VMIG-1)
1.75%, 2/07/08(b)	47,500	47,500,000
California Department of Water Resource Power Supply RB Series 2005F-2 DN (Societe Generale Group LOC) (A-1+, VMIG-1)
1.50%, 2/07/08(b)	2,675	2,675,000
California Department of Water Resource Power Supply RB Series 2005F-3 DN (Bank of New York LOC, CALSTERS LOC) (VMIG-1, F-1+)
1.57%, 2/01/08(b)	6,700	6,700,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
1.75%, 2/07/08(b)	1,900	1,900,000
California Department of Water Resource Power Supply RB Series 2005G-8 DN (MBIA Insurance, JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
2.00%, 2/07/08(b)	4,000	4,000,000
California Economic Recovery GO Series 2004L-27 DN (Lehman Liquidity Co. Liquidity Facility) (A-1+, VMIG-1)
2.13%, 2/07/08(b)(c)	40,925	40,925,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
1.90%, 2/07/08(b)	3,500	3,500,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
1.90%, 2/07/08(b)	2,000	2,000,000
California GO (Kaiser Permanente Project) Series 2007 TECP (A-1, F-1)
3.10%, 2/04/08	6,200	6,200,000
California GO Eclipse Funding Trust Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (F-1+)
3.78%, 2/07/08(b)(c)	8,970	8,970,000

38	JANUARY 31, 2008

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
California GO Municipal Securities Trust Certificates Series 2007-7066 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
4.00%, 2/07/08(b)(c)	$11,250	$11,250,000
California GO Municipal Trust Receipts Floaters Series 2006-K83-D DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1, Aaa)
3.90%, 2/01/08(b)(c)	3,830	3,830,000
California GO Municipal Trust Receipts Floaters Series 2007-2003 DN (Morgan Stanley Municipal Funding Liquidity Facility) (A-1)
2.31%, 2/07/08(b)(c)	39,670	39,670,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 DN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. Liquidity Facility) (A-1+)
2.20%, 2/07/08(b)(c)	8,590	8,590,000
California GO Municipal Trust Receipts Floaters Series 2007D DN (FSA Insurance, AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
2.11%, 2/07/08(b)(c)	7,900	7,900,000
California GO Munitops Trust Certificates Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
2.55%, 2/07/08(b)(c)	7,500	7,500,000
California GO PUTTERS Series 2006-1255 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
3.15%, 2/01/08(b)(c)	11,825	11,825,000
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility) (A-1, P-1)
2.35%, 2/07/08(b)(c)	1,815	1,815,000
California GO PUTTERS Series 2007-1717 DN (JPMorgan Chase Bank Liquidity Facility)
2.35%, 2/07/08(b)(c)	8,195	8,195,000
California GO PUTTERS Series 2007-2213 DN (JPMorgan Chase Bank Liquidity Facility) (VMIG-1)
2.35%, 2/07/08(b)(c)	5,995	5,995,000
California GO Series 2003A-2 DN (JPMorgan Chase & Co. LOC, WestLB AG LOC) (A-1+, VMIG-1)
1.70%, 2/01/08(b)	2,400	2,400,000
California GO Series 2003B-3 DN (Banque Nationale de Paribas LOC, Bank of New York LOC, CALSTERS LOC) (A-1+, VMIG-1)
1.93%, 2/07/08(b)	19,200	19,200,000
California GO Series 2007-041 DN (BNP Paribas Liquidity Facility) (A-1, VMIG-1)
2.25%, 2/07/08(b)(c)	11,700	11,700,000
California GO Series 2007-1599 DN (MBIA Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, AAA)
3.42%, 2/07/08(b)(c)	6,200	6,200,000
California GO Series 2007DB-457 DN (FSA Insurance, Deutsche Bank Liquidity Facility) (F-1+)
2.23%, 2/07/08(b)(c)	3,135	3,135,000
California GO Series 2007 RAN (A-1, P-1)
4.00%, 6/30/08	32,000	32,081,124
California GO Series 2007 ROC-RR-II-R-11127 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
2.26%, 2/07/08(b)(c)	13,125	13,125,000
California GO Series 2007 ROC-RR-II-R-765CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (Aaa, VMIG-1)
2.26%, 2/01/08(b)(c)	5,950	5,950,000
California GO Series 2007 ROC-RR-II-R-846 DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.76%, 2/07/08(b)(c)	15,090	15,090,000
California GO Series 2007 ROC-RR-II-R-9135 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
2.26%, 2/07/08(b)(c)	7,600	7,600,000
California GO Series 2007 TECP (Multiple LOCs)
3.01%, 3/04/08	10,200	10,200,000
California GO Series 2008 TECP (Multiple LOCs)
2.01%, 4/04/08	13,300	13,300,000
California Health Facilities Financing Authority RB (Kaiser Permanente Project) Series 2006C DN (A-1, F-1)
2.04%, 2/07/08(b)	12,200	12,200,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
3.42%, 2/07/08(b)(c)	3,500	3,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
4.00%, 2/07/08(b)	2,500	2,500,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC) (F-1+)
2.03%, 2/07/08(b)	1,900	1,900,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
1.50%, 2/01/08(b)	27,200	27,200,000
California School Cash Reserve Program GO Series 2007A TRAN (Citigroup Financial Products Liquidity Facility) (SP-1)
4.25%, 7/01/08	10,900	10,927,310
California Statewide Communities Development Authority RB Series 2007-1763 DN (Morgan Stanley Group Liquidity Facility) (AMBAC Insurance) (F-1+, AAA)
2.24%, 2/01/08(b)(c)	20,700	20,700,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC) (VMIG-1)
2.10%, 2/07/08(b)	5,820	5,820,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2003D DN (A-1, F-1)
2.05%, 2/07/08(b)	6,200	6,200,000

JANUARY 31, 2008	39

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004M DN (A-1, F-1)
2.04%, 2/07/08(b)	$26,400	$26,400,000

California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-10248CE DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (VMIG-1)

2.26%, 2/07/08(b)(c)	15,000	15,000,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-763CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
2.26%, 2/01/08(b)(c)	3,200	3,200,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC) (A-1+)
2.00%, 2/07/08(b)	1,500	1,500,000
California Statewide Communities Development Authority RB Series 2007-31G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
2.22%, 2/01/08(b)(c)	3,800	3,800,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
2.26%, 2/07/08(b)(c)	16,910	16,910,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1)
2.26%, 2/07/08(b)(c)	5,005	5,005,000
Daly Housing Financing Agency Multi-Family RB (Serramonte Del Ray Apartments Project) Series 1999A DN (Federal National Mortgage Assoc. LOC) (A-1+, P-1)
2.00%, 2/07/08(b)	7,200	7,200,000
East Bay Municipal Utility District RB Series 2007-0072 DN (AMBAC Insurance, Banco Bilbao Vizcaya Argentaria S.A. Liquidity Facility) (A-1+)
2.50%, 2/07/08(b)(c)	1,880	1,880,000
Elsinore Valley Municipal Water District COP Eclipse Funding Trust Series 2007-0069 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (A-1+)
3.62%, 8/07/08(b)(c)	3,635	3,635,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
2.22%, 2/07/08(b)(c)	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insurance, Morgan Stanley Group LOC) (A-1+)
3.42%, 2/07/08(b)(c)	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2005-228-A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
2.30%, 2/07/08(b)(c)	10,875	10,875,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
1.98%, 2/07/08(b)	1,185	1,185,000
Long Beach Health Facilities RB (Memorial Health Services Project) Series 1991 DN (Morgan Stanley Group LOC) (A-1+, VMIG-1)
2.00%, 2/07/08(b)	42,860	42,860,000
Los Angeles Community College District GO Munitops Trust Certificates Series 2005A DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
2.22%, 2/07/08(b)(c)	9,830	9,830,000
Los Angeles Department of Water & Power RB Series 2007 ROC-RR-II-R-12087 DN (FSA Insurance, AMBAC Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
2.31%, 2/07/08(b)(c)	4,350	4,350,000
Los Angeles GO Municipal Securities Trust Certificates Series 2007-7064 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
2.20%, 2/07/08(b)(c)	9,190	9,190,000
Los Angeles GO Series 2007 TRAN (SP-1+, MIG-1)
4.25%, 6/30/08	24,200	24,256,759
Los Angeles Unified School District GO Series 2007-2032 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	2,600	2,600,000
Los Angeles Unified School District GO Series 2007-9TP DN (AMBAC Insurance, DEPFA Bank Plc Liquidity Facility) (A-1+, AAA)
2.70%, 2/01/08(b)(c)	1,000	1,000,000
Metropolitan Water District of Southern California RB Series 2004A-2 DN (JPMorgan Chase Bank Liquidity Facility) (AA, Aa2)
1.95%, 2/07/08(b)	6,920	6,920,000
Morongo Band of Mission Indians RB Series 2004 DN (JPMorgan Chase Bank LOC) (A-1+)
2.23%, 2/07/08(b)(d)	9,800	9,800,000
Napa Valley Community College District RB Municipal Securities Trust Certificates Series 2005A-241 DN (MBIA Insurance, Bear Stearns Capital Markets LOC) (VMIG-1)
4.00%, 2/07/08(b)(c)	235	235,000
Napa Valley Unified School District GO Series 2007 TRAN (GO of District) (SP-1+)
4.25%, 10/01/08	3,245	3,262,910
Northern California Gas Authority No. 1 RB Municipal Trust Receipts Floaters Series 2007-98 DN (The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
2.25%, 2/07/08(b)(c)	14,100	14,100,000
Northern California Gas Authority No. 1 RB Series 2007-1811 DN (Morgan Stanley Group LOC) (F-1+, AA-)
2.26%, 2/07/08(b)(c)	10,100	10,100,000
Orange County Fire Authority GO Series 2007 TRAN
4.00%, 6/30/08	5,800	5,809,393

40	JANUARY 31, 2008

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
California (Continued)
Paramount Unified School District GO PUTTERS Series 2007-2060 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.70%, 2/28/08(b)(c)	$1,300	$1,300,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
2.24%, 2/07/08(b)(c)	7,745	7,745,000
Sacramento County GO Series 2007 TRAN (SP-1+, MIG-1)
4.00%, 7/09/08	11,600	11,616,114
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility)
2.24%, 2/07/08(b)(c)	5,150	5,150,000
San Francisco County Transportation Series 2007 TECP (Landesbank Baden-Wuerttemberg Girozentrale LOC) (A-1+, P-1)
3.34%, 3/11/08	6,250	6,250,000
San Francisco County Unified School District GO Series 2007 TRAN (SP-1+)
4.00%, 11/14/08	15,800	15,876,947
San Jose Redevelopment Agency Tax Allocation RB PUTTERS Series 2006-1601 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (AAA, F-1+)
3.05%, 2/07/08(b)(c)	2,100	2,100,000
San Mateo County GO Series 2006 ROC-RR-II-R-647WFZ DN (MBIA Insurance, Wells Fargo Bank N.A. Liquidity Facility) (VMIG-1)
2.51%, 2/07/08(b)(c)	1,000	1,000,000
Santa Clara County East Side Unified High School District GO MERLOTS Trust Receipts Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.78%, 2/13/08(b)(c)	4,495	4,495,000
Santa Cruz County Board of Education GO Series 2007 TRAN (SP-1+)
4.25%, 6/30/08	2,800	2,806,086
Sequoia Union High School District GO Municipal Trust Receipts Floaters Series 2007-2160 DN (FSA Insurance, Wells Fargo Bank N.A. Liquidity Facility) (VMIG-1)
2.22%, 2/07/08(b)(c)	4,105	4,105,000
Sonoma County Junior College District GO Eclipse Funding Trust Series 2006-0014 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.83%, 2/07/08(b)(c)	3,000	3,000,000
Southern California Public Power Authority RB Municipal Trust Receipts Floaters (Gas Project) Series 2007-2103 DN (Morgan Stanley Municipal Funding Liquidity Facility) (AA-, F-1+)
2.28%, 2/07/08(b)(c)	5,000	5,000,000
University of California RB Municipal Trust Receipts Floaters Series 2007W-130 DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility) (A-1)
3.90%, 2/07/08(b)(c)	8,900	8,900,000
University of California RB Municipal Trust Receipts Floaters Series 2007W-131 DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility) (A-1)
3.90%, 2/07/08(b)(c)	15,000	15,000,000
University of California RB PUTTERS Series 2006-1231 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (Aaa, VMIG-1)
2.50%, 2/01/08(b)(c)	3,185	3,185,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
2.42%, 2/07/08(b)(c)(e)	18,840	18,840,000
University of California RB Series 2007-117 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
2.21%, 2/01/08(b)(c)	6,000	6,000,000
University of California RB Series 2007-119 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (Aaa, VMIG-1)
2.21%, 2/01/08(b)(c)	6,040	6,040,000
Upland RB (Mountain Springs Project) Series 1998A DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility) (A-1+)
1.96%, 2/07/08(b)	6,600	6,600,000
Yosemite Community College District GO Series 2007 ROC-RR-II-R-12065 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (A-1+)
2.32%, 2/07/08(b)(c)	5,840	5,840,000

		999,995,191

Puerto Rico — 5.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2007R-1001CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty) (VMIG-1, Aa1)
2.28%, 2/07/08(b)(c)	6,000	6,000,000

Commonwealth of Puerto Rico GO Series 2007 TRAN (Bank of Nova Scotia, Banque Nationale de Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao Vizcaya Argentaria S.A., KBC Bank N.V. and Banco Santander Central Hisapano LOC) (SP-1+)

4.25%, 7/30/08	10,000	10,040,963
Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Securities Certificates Series 2007-325 DN (Assured Guaranty Ltd. Insurance, Bank of America N.A. SBPA) (A-1+, AAA)
2.22%, 2/07/08(b)(c)	5,360	5,360,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility) (A-1+)

2.26%, 2/07/08(b)(c)	2,830	2,830,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2002-246 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.30%, 2/07/08(b)(c)	3,600	3,600,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB PUTTERS Series 2007-1967 DN (Assured Guaranty FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	4,490	4,490,000

JANUARY 31, 2008	41

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Puerto Rico (Continued)

Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007CE ROC-RR-II-R-789 DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (Aa1, VMIG-1)

2.25%, 2/01/08(b)(c)	$9,200	$9,200,000
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-147 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.30%, 2/07/08(b)(c)	3,100	3,100,000
Puerto Rico Electric Power Authority RB Series 2007R-110048CE DN (Citibank N.A. LOC, Citibank N.A. Liquidity Facility) (VMIG-1, Aaa)
2.25%, 2/07/08(b)(c)	2,250	2,250,000
Puerto Rico Electric Power Authority RB Series 2007R-11042CE DN (Citibank N.A. LOC, Citibank N.A. Liquidity Facility) (VMIG-1, Aaa)
2.25%, 2/07/08(b)(c)	7,100	7,100,000
Puerto Rico Electric Power Authority RB Series 2007 SGB-69 DN (FSA Insurance, Societe General Group LOC) (A-1+)
3.00%, 4/01/08(b)(c)	3,500	3,500,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipt Floaters Series 2007-2006-1990 DN (Morgan Stanley Dean Witter Guaranty, Morgan Stanley Group Liquidity Facilities) (A-1+, AAA)
2.26%, 2/07/08(b)(c)	5,000	5,000,000

		62,470,963

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 84.0%
(Cost $1,062,466,154)		1,062,466,154

Affiliated Investments — 1.7%
California — 1.7%
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, AAA)
2.20%, 2/07/08(b)(c)	9,700	9,700,000
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA) (A-1+, AAA)
2.25%, 2/07/08(b)(c)	5,850	5,850,000
West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (Aaa, VMIG-1)
3.00%, 2/07/08(b)(c)	6,795	6,795,000

TOTAL AFFILIATED INVESTMENTS
(Cost $22,345,000)		22,345,000

TOTAL INVESTMENTS IN SECURITIES — 85.7%
(Cost $1,084,811,154(a))		1,084,811,154
OTHER ASSETS IN EXCESS OF LIABILITIES — 14.3%		180,512,129

NET ASSETS — 100.0%		$1,265,323,283

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the rate as of January 31, 2008 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2008, the Fund held 45.9% of its net assets, with a current market value of $580,340,000, in securities restricted as to resale.
(d)	Ratings reflect those of guarantor.
(e)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of January 31, 2008, the Fund held 1.5% of its net assets, with a current market value of $18,840,000 and an original cost of $18,840,000 in these securities.

42	JANUARY 31, 2008

Schedule of Investments As of January 31, 2008 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 93.4%
New York — 93.2%
Albany School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.25%, 6/27/08	$2,301	$2,305,717
4.00%, 7/18/08	2,700	2,703,334
Amityville Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%, 6/27/08	900	900,876
Arlington Central School District GO Series 2007B BAN (State Aid Withholding Insurance)
4.25%, 8/22/08	800	802,549
Babylon Industrial Development Agency Resource Recovery RB (Ogden Martin Systems of Babylon, Inc. Project) Series 1998 DN (FSA Insurance, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
2.03%, 2/07/08(b)	2,670	2,670,000
Bellmore Union Free School District GO Series 2007 BAN
3.50%, 6/18/08	2,000	2,002,670
Binghamton School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%, 9/19/08	800	801,266
Chautauqua County GO Series 2008 TAN
3.20%, 12/07/08	1,500	1,505,760
Copiague Union Free School District GO Series 2007 BAN
3.50%, 6/18/08	1,000	1,001,033
Corning School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%, 6/27/08	1,300	1,301,206
Eastchester Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%, 6/20/08	1,800	1,801,988
Elwood Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%, 6/27/08	2,000	2,002,724
Erie County Civic Facilities IDRB (Hauptman- Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
2.24%, 2/07/08(b)	2,250	2,250,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group, Inc. LOC) (A-1+)
2.02%, 2/07/08(b)	600	600,000
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
2.24%, 2/07/08(b)	2,325	2,325,000
Freeport GO Series 2007A BAN
4.00%, 5/09/08	300	300,216
Geneva Industrial Development Agency Civic Facility RB (Colleges Seneca Project) Series 2007 DN (MBIA Insurance, JPMorgan Chase Bank SBPA) (A-1+)
2.23%, 2/07/08(b)	3,200	3,200,000
Glens Falls School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%, 7/11/08	2,100	2,102,485
Greenport Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%, 6/30/08	900	900,887
Half Hollow Hills Central School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%, 6/30/08	300	300,357
Harborfields Central School District GO Series 2007 TAN
3.90%, 6/27/08	3,000	3,002,908
Hauppauge Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%, 6/27/08	4,000	4,003,884
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
2.01%, 2/07/08(b)	5,995	5,995,000
Hempstead Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.25%, 6/24/08	5,100	5,109,646
Hicksville Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%, 6/27/08	200	200,273
Hilton Central School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%, 6/19/08	800	800,878
Hudson Yards Infrastructure Corp. RB Eagle Series 2007A DN (FSA Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
2.27%, 2/07/08(b)(c)	2,600	2,600,000
Huntington Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%, 6/27/08	4,000	4,004,055
Islip Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%, 6/27/08	1,700	1,701,653
Kings Park Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%, 8/15/08	900	901,162
Laurens Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%, 6/26/08	500	500,576
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2006-1251 DN (Morgan Stanley Group SBPA) (VMIG-1)
2.23%, 2/07/08(b)(c)	7,600	7,600,000
Liberty Development Corp. RB Municipal Trust Receipts Floaters Series 2007-2025 DN (Branch Banking & Trust Co. Liquidity Facility)
2.25%, 2/07/08(b)(c)	1,395	1,395,000
Livonia Central School District GO Series 2008 BAN (State Aid Withholding Insurance)
3.25%, 6/26/08	2,005	2,007,057
Long Island Power Authority Electric System RB Series 1998-2A DN (WestLB AG LOC) (A-1+, VMIG-1)
2.29%, 2/07/08(b)	5,010	5,010,000
Long Island Power Authority Electric System RB Series 1998-3B DN (WestLB AG LOC) (A-1+, VMIG-1)
1.78%, 2/01/08(b)	11,200	11,200,000
Long Island Power Authority Electric System RB Series 1998A MB (FSA Insurance) (AAA)
5.12%, 6/01/08	1,800	1,826,420

JANUARY 31, 2008	43

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
Mattituck-Cutchogue Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%, 6/30/08	$1,700	$1,701,689
Metropolitan Transportation Authority GO Series 2004A-2 DN (CDC-IXIS Financial Guaranty Insurance, Depfa Bank Plc SBPA) (A-1+, VMIG-1)
2.00%, 2/07/08(b)	17,585	17,585,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
1.90%, 2/07/08(b)	12,300	12,300,000
Metropolitan Transportation Authority RB Series 2002D-1 DN (FSA Insurance, WestLB AG SBPA) (A-1+, VMIG-1)
1.95%, 2/07/08(b)	6,800	6,800,000
Metropolitan Transportation Authority RB Series 2002D-2 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
1.95%, 2/07/08(b)	100	100,000
Metropolitan Transportation Authority RB Series 2002F DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
5.00%, 2/07/08(b)(c)	5,658	5,658,500
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
2.05%, 2/07/08(b)	4,450	4,450,000
Metropolitan Transportation Authority RB Series 2005G-2 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
1.92%, 2/01/08(b)	10,800	10,800,000
Miller Place Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%, 6/30/08	600	600,664
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase Bank LOC) (VMIG-1)
2.18%, 2/07/08(b)	2,295	2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
2.28%, 2/07/08(b)	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
2.25%, 2/07/08(b)	2,480	2,480,000
Monroe-Woodbury Central School District GO (School Bus Project) Series 2007 BAN (State Aid Withholding Insurance)
3.70%, 11/14/08	1,000	1,002,807
Mount Vernon New York City School District GO Series 2008 RAN (State Aid Withholding Insurance)
3.25%, 8/12/08	5,000	5,010,368
Nassau County IDA Civic Facility RB (Cold Spring Harbor Laboratory Project) Series 1999 DN (Morgan Guaranty Trust LOC) (A-1+)
1.75%, 2/01/08(b)	5,450	5,450,000
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC) (VMIG-1)
2.23%, 2/07/08(b)	2,400	2,400,000
New Rochelle School District GO Series 2007 BAN (State Aid Withholding Insurance) (MIG-1)
4.00%, 4/25/08	600	600,464
New York City Convention Center RB Eclipse Funding Trust Series 2006-0004 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.78%, 2/07/08(b)(c)	10,625	10,625,000
New York City GO PUTTERS Series 2006-1299 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	5,345	5,345,000
New York City GO PUTTERS Series 2006-1318 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.60%, 2/07/08(b)(c)	1,990	1,990,000
New York City GO PUTTERS Series 2007-2392 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	6,300	6,300,000
New York City GO Series 1993A-4 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.90%, 2/01/08(b)	1,700	1,700,000
New York City GO Series 2002C-2 DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.95%, 2/07/08(b)	4,070	4,070,000
New York City GO Series 2002C-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
1.95%, 2/07/08(b)	4,600	4,600,000
New York City GO Series 2003A-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
1.95%, 2/07/08(b)	3,100	3,100,000
New York City GO Series 2004H-1 DN (Bank of New York LOC) (A-1+, VMIG-1)
1.90%, 2/01/08(b)	1,100	1,100,000
New York City GO Series 2004H-2 DN (Bank of New York LOC) (A-1+, VMIG-1)
2.04%, 2/07/08(b)	3,060	3,060,000
New York City GO Series 2004H-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
1.90%, 2/01/08(b)	1,300	1,300,000
New York City GO Series 2005E-2 DN (Bank of America N.A. LOC) (A-1+)
1.80%, 2/01/08(b)	5,155	5,155,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
2.12%, 2/07/08(b)	6,200	6,200,000
New York City GO Series 2005F-3 DN (Royal Bank of Scotland LOC) (VMIG-1)
2.06%, 2/07/08(b)	5,600	5,600,000
New York City GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
2.06%, 2/07/08(b)	5,000	5,000,000
New York City GO Series 2007 ROC-RR-II-R-11299 DN (Citibank N.A. Liquidity Facility) (A-1+)
2.27%, 2/07/08(b)(c)	4,400	4,400,000
New York City GO Trust Receipts Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
2.25%, 2/07/08(b)(c)	9,644	9,643,750

44	JANUARY 31, 2008

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
2.14%, 2/07/08(b)	$1,900	$1,900,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC) (VMIG-1)
2.28%, 2/07/08(b)	2,140	2,140,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
2.23%, 2/07/08(b)	1,500	1,500,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
2.23%, 2/07/08(b)	2,605	2,605,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 DN (JPMorgan Chase Bank LOC) (A-1+, VMIG-1)
2.11%, 2/07/08(b)	7,500	7,500,000
New York City IDRB Series 2006 ROC-RR-II-R-523CE DN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty) (VMIG-1)
2.27%, 2/07/08(b)(c)	2,200	2,200,000
New York City Municipal Water Finance Authority TECP
2.95%, 2/05/08	5,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 DN (State Street Bank & Trust Co. & CALSTERS SBPA) (A-1+, VMIG-1)
1.70%, 2/01/08(b)	5,000	5,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2006CC-1 DN (Bank of Nova Scotia SBPA) (A-1+, VMIG-1)
1.80%, 2/01/08(b)	4,100	4,100,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-1 DN (Fortis Bank SBPA) (A-1+, VMIG-1)
1.90%, 2/01/08(b)	14,600	14,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 DN (Bank of America N.A. SBPA)
1.73%, 2/01/08(b)	1,250	1,250,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2005-1051 DN (Morgan Stanley Muncipal Funding Liquidity Facility) (VMIG-1, VMIG-1)
2.23%, 2/07/08(b)(c)	4,095	4,095,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Receipts Floaters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
2.23%, 2/07/08(b)(c)	3,940	3,940,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2005-988 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	6,800	6,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2006-1263 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1)
2.25%, 2/07/08(b)(c)	4,235	4,235,000
New York City Municipal Water Finance Authority Water & Sewer System RB PUTTERS Series 2007-2319 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	9,035	9,035,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2001F-2 DN (Morgan Guaranty Trust SBPA) (VMIG-1)
2.06%, 2/07/08(b)	2,600	2,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2003C-3 DN (Bank of New York LOC) (A-1+, VMIG-1)
1.90%, 2/01/08(b)	2,300	2,300,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
1.99%, 2/07/08(b)	12,080	12,080,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1999B-3 DN (Bank One N.A. LOC, JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
1.99%, 2/07/08(b)	200	200,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 2002D DN (Commerzbank LOC) (A-1+, VMIG-1)
1.99%, 2/07/08(b)	2,800	2,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1-1C DN (JPMorgan Chase & Co. LOC) (A-1+, VMIG-1)
1.93%, 2/01/08(b)	400	400,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1B DN (Societe Generale Liquidity Facility) (A-1+, VMIG-1)
1.99%, 2/07/08(b)	100	100,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1D DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1+, VMIG-1)
1.75%, 2/01/08(b)	6,000	6,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B DN (Bank of New York LOC) (A-1+, VMIG-1)
1.79%, 2/01/08(b)	10,400	10,400,000
New York City Transitional Finance Authority RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility) (A-1+)
2.28%, 2/07/08(b)(c)	3,300	3,300,000
New York City Transitional Finance Authority RB Municipal Trust Receipts Floaters Series 2006-1401 DN (Morgan Stanley Group Liquidity Facility) (A-1)
2.23%, 2/07/08(b)(c)	8,944	8,943,500

JANUARY 31, 2008	45

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York City Transitional Finance Authority RB Series 2001C DN (Landesbank Baden-Wurttemberg Girozentrale Liquidity Facility) (A-1+, VMIG-1)
1.90%, 2/07/08(b)	$3,400	$3,400,000
New York City Transitional Finance Authority RB Series 2002-2A DN (Dexia Credit Local Liquidity Facility) (A-1+, VMIG-1)
1.90%, 2/01/08(b)	1,200	1,200,000
New York City Transitional Finance Authority RB Series 2002-2C DN (Lloyds TSB Bank Plc Liquidity Facility) (A-1+, VMIG-1)
1.99%, 2/07/08(b)	1,500	1,500,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility) (A-1+, VMIG-1)
1.90%, 2/07/08(b)	1,700	1,700,000
New York City Transitional Finance Authority RB Series 2007 ROC-RR-II-R-10131 DN (Citibank N.A. Liquidity Facility) (A-1+)
2.27%, 2/07/08(b)(c)	8,630	8,630,000
New York City Trust for Cultural Resources RB (The Museum of Broadcasting Project) Series 1989 DN (KBC Bank N.V. LOC) (A-1+, VMIG-1)
1.88%, 2/07/08(b)	500	500,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2E DN (Banque Nationale de Paribas SBPA) (A-1+)
1.95%, 2/07/08(b)	200	200,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (JPMorgan Chase Bank SBPA) (A-1+)
1.90%, 2/07/08(b)	10,925	10,925,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia SBPA) (A-1)
1.95%, 2/07/08(b)	1,815	1,815,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H DN (HSBC Bank USA N.A. SBPA) (A-1+)
1.95%, 2/07/08(b)	4,495	4,495,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2004F-2B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
1.90%, 2/07/08(b)	600	600,000
New York Dormitory Authority RB (Municipal Health Facility Improvement Project) Series 2001-1 MB (FSA Insurance)
5.00%, 1/15/09	500	510,508
New York Dormitory Authority RB Municipal Trust Receipts (Columbia University Project) Series 2001-132 DN (Societe Generale Liquidity Facility) (A-1+)
2.00%, 2/07/08(b)(c)	2,000	2,000,000
New York Dormitory Authority RB PUTTERS (Personal Income Tax Project) Series 2008-2446 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	8,135	8,135,000
New York Dormitory Authority RB PUTTERS Series 2007-1956 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	9,995	9,995,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
1.98%, 2/07/08(b)	7,500	7,500,000
New York Dormitory Authority RB Various Certificates (Mt. Sinai School of Medicine Project) Series 2001D DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.10%, 2/07/08(b)(c)	1,900	1,900,000
New York Environmental Facilities Corp. Clean Water & Drinking RB MERLOTS Trust Receipts Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
2.24%, 2/07/08(b)(c)	5,365	5,365,000
New York Environmental Facilities Corp. Clean Water & Drinking RB PUTTERS Series 2006-1372 DN (JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.25%, 2/07/08(b)(c)	7,710	7,710,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2003 ROC-RR-II-R-4001 DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
2.27%, 2/07/08(b)(c)	1,580	1,580,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Series 2007 ROC-RR-II-R-12032 DN (Citigroup Financial Products Liquidity Facility) (A-1+)
2.33%, 2/07/08(b)(c)	5,710	5,710,000
New York GO (Environmental Quality Project) Series 1998G DN (WestLB AG LOC) (A-1+, VMIG-1)
3.20%, 2/07/08(b)	7,260	7,260,000
New York GO Series 2000B MB (Dexia Credit Local LOC) (A-1+, VMIG-1)
2.80%, 7/02/08(b)	1,200	1,200,000
New York Housing Finance Agency RB (10 Liberty-A Project) Series 2003 DN (Federal Home Loan Mortgage Corp. Liquidity Facility)
2.29%, 2/07/08(b)	12,580	12,580,000
New York Housing Finance Agency RB (Normandie Court I Project) Series 1991A DN (Societe Generale LOC) (A-1+, VMIG-1)
1.93%, 2/07/08(b)	800	800,000
New York Housing Finance Agency RB (North End Project) Series 2004 DN (Federal National Mortgage Assoc. Liquidity Facility) (VMIG-1)
2.11%, 2/07/08(b)	4,900	4,900,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC) (VMIG-1)
2.29%, 2/07/08(b)	4,700	4,700,000
New York Housing Finance Agency RB Series 2003E DN (Banque Nationale de Paribas LOC) (A-1+, F1+)
1.95%, 2/07/08(b)	10,800	10,800,000
New York Local Government Assistance Corp. RB Series 1994B DN (Bayerische Landesbank Girozentrale LOC, Westdeutsche Landesbank LOC) (A-1+, VMIG-1)
2.25%, 2/07/08(b)	2,000	2,000,000

46	JANUARY 31, 2008

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
New York Local Government Assistance Corp. RB Series 1995C DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
1.90%, 2/07/08(b)	$300	$300,000
New York Power Authority GO Series 1985 MB (Dexia Credit Local Liquidity Facility) (A-1+, MIG-1)
3.64%, 3/03/08(b)	3,000	3,000,000
New York TECP
2.55%, 7/18/08	3,000	3,000,000

New York Tollway Authority Second General Highway & Bridge Trust Fund RB Municipal Trust Receipts Floaters Series 2007-1611 DN (AMBAC Insurance, Morgan Stanley Municipal Funding Liquidity Facility) (VMIG-1)

2.42%, 2/07/08(b)(c)	2,396	2,395,500
New York Tollway Authority Second General Highway & Bridge Trust Fund RB PUTTERS Series 2006-1413 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.60%, 2/07/08(b)(c)	3,485	3,485,000
New York Urban Development Corp. RB UBS Municipal Certificates Floaters Series 2007- 07-1037 DN (Bank of New York Liquidity Facility) (A-1+, A-1+)
2.23%, 2/07/08(b)(c)	400	400,000
North Babylon Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%, 6/26/08	300	300,406
North Syracuse Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%, 6/19/08	220	220,209
Ogdensburg Enlarged City School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%, 6/27/08	700	700,593
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank Plc LOC) (A-1+)
2.02%, 2/07/08(b)	3,500	3,500,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (Citizens Financial Group, Inc. LOC)
2.24%, 2/07/08(b)	3,800	3,800,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group, Inc. LOC) (VMIG-1)
2.18%, 2/07/08(b)	4,000	4,000,000
Orange County GO Series 2007 BAN
3.90%, 7/24/08	1,600	1,600,091
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank N.A. LOC) (VMIG-1)
2.14%, 2/07/08(b)	4,000	4,000,000
Otsego County IDRB (Templeton Foundation Project) Series 2007A DN (KeyBank N.A. LOC)
2.24%, 2/07/08(b)	575	575,000
Owego Town GO Series 2008 BAN
2.70%, 1/29/09	721	721,459
Poughkeepsie City GO Series 2007B BAN
3.90%, 9/12/08	500	500,796
Poughkeepsie City GO Series 2007C BAN
3.90%, 7/18/08	1,500	1,501,805
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (M&T Bank Corp. LOC) (VMIG-1)
2.25%, 2/07/08(b)	6,970	6,970,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
2.19%, 2/07/08(b)	2,500	2,500,000
Rockland County GO Series 2007E BAN
3.90%, 9/04/08	1,300	1,301,921
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
2.25%, 2/07/08(b)	10,745	10,745,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC) (VMIG-1)
2.25%, 2/07/08(b)	8,900	8,900,000
Rome School District GO Series 2007A BAN (State Aid Withholding Insurance)
4.00%, 6/27/08	900	900,730
Rome School District GO Series 2007B BAN (State Aid Withholding Insurance)
4.00%, 7/25/08	800	800,771
Rome School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%, 6/20/08	1,800	1,801,322
Sales Tax Asset Receivable Corp. RB PUTTERS Series 2004-564 DN (MBIA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
3.25%, 2/07/08(b)(c)	14,775	14,775,000
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
2.20%, 2/07/08(b)	2,295	2,295,000
Schenectady School District GO Series 2007 RAN (State Aid Withholding Insurance)
4.00%, 7/31/08	1,300	1,301,299
Shenendehowa Cetnral School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.85%, 6/27/08	2,300	2,300,204
Southampton Union Free School District GO Series 2007 BAN (State Aid Withholding Insurance)
3.90%, 9/17/08	500	500,813
Southampton Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%, 6/27/08	1,500	1,501,584
Suffolk County GO Series 2008 TAN (SP-1+, MIG-1)
3.50%, 8/14/08	7,000	7,025,716
Tarrytown Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
3.90%, 6/13/08	900	900,861
Tobacco Settlement Financing Corp. RB Series 2003B-1 MB (AA-, A1)
5.00%, 6/01/08	400	401,553

JANUARY 31, 2008	47

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New York (Continued)
Tompkins County IDA Civic Facility RB (Cornell Univeresity Project) Series 2008 DN (JPMorgan Chase Bank SBPA) (A-1+, VMIG-1)
1.75%, 2/01/08(b)	$100	$100,000
Triborough Bridge & Tunnel Authority RB Munitops Trust Certificates Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
2.55%, 2/07/08(b)(c)	9,240	9,240,000
Triborough Bridge & Tunnel Authority RB Series 2002C DN (AMBAC Insurance) (A-1+, VMIG-1)
3.79%, 2/07/08(b)	4,480	4,480,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. SBPA) (A-1+, VMIG-1)
2.05%, 2/07/08(b)	6,000	6,000,000
Triborough Bridge & Tunnel Authority RB Series 2003B DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
2.07%, 2/07/08(b)	22,275	22,275,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA) (A-1+, VIMG-1)
2.05%, 2/07/08(b)	3,755	3,755,000
Troy IDA RB Civic Facility (Rensselaer Polytechnic Institute Project) Series 2008 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
1.90%, 2/07/08(b)	8,000	8,000,000
TSASC, Inc. RB Series 2006 ROC-RR-II-R-519CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
2.28%, 2/07/08(b)(c)	5,750	5,750,000
Vestal GO Series 2007 BAN
4.00%, 5/23/08	700	700,784
Wantagh Union Free School District GO Series 2007 TAN (State Aid Withholding Insurance)
4.00%, 6/27/08	200	200,281
Watertown Enlarged City School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%, 6/26/08	3,000	3,002,988
Watertown GO Series 2007 BAN (State Aid Withholding Insurance)
4.25%, 2/27/08	400	400,154
White Plains GO Series 2008 BAN
3.00%, 1/22/09	500	502,372
Yorktown Central School District GO Series 2007 BAN (State Aid Withholding Insurance)
4.00%, 10/02/08	1,300	1,304,188

		668,927,230

Puerto Rico — 0.2%
Puerto Rico Electric Power Authority RB PUTTERS Series 2000-164 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility) (A-1+)
2.30%, 2/07/08(b)(c)	1,235	1,235,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.4%
(Cost $670,162,230)		670,162,230

Affiliated Investments — 4.2%
New York — 4.2%
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Credit Local LOC) (F-1+)
2.22%, 2/07/08(b)(c)	5,300	5,300,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (DEPFA Bank Plc Liquidity Facility) (A-1+)
2.24%, 2/07/08(b)(c)	17,495	17,495,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbanken AB Liquidity Facility) (A-1)
2.30%, 2/07/08(b)(c)	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS
(Cost $30,290,000)		30,290,000

TOTAL INVESTMENTS IN SECURITIES — 97.6%
(Cost $700,452,230(a))		700,452,230
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		17,012,758

NET ASSETS — 100.0%		$717,464,988

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the rate as of January 31, 2008 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of January 31, 2008, the Fund held 30.2% of its net assets, with a current market value of $216,701,250, in securities restricted as to resale.

48	JANUARY 31, 2008

Schedule of Investments	BlackRock Liquidity Funds

KEY TO INVESTMENT ABBREVIATIONS

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDC	CDC Funding Group
COP	Certificates of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LLC	Limited Liability Co.
LLP	Limited Liability Partnership
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Assoc.
MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
P-FLOAT	Putable Floating Option Tax-Exempt Receipt
PCRB	Pollution Control Revenue Bond
PUTTERS	Putable Tax-Exempt Receipt
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

JANUARY 31, 2008	49

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: March 24, 2008